Schedule of Portfolio Investments

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.4%)
Communication Services (1.8%):
Cargurus, Inc.(a)	9,767	225,422
Cars.com, Inc.(a)	11,373	195,388
Cogent Communications Holdings, Inc.	3,712	242,505
Gogo, Inc.(a)	14,121	123,982
Integral Ad Science Holding Corp.(a)	11,499	114,645
John Wiley & Sons, Inc., Class A	6,323	241,096
Madison Square Garden Sports Corp.(a)	1,587	292,833
Sphere Entertainment Co.(a)	3,980	195,339
Vivid Seats, Inc., Class A(a)	24,585	147,264
Ziff Davis, Inc.(a)	4,132	260,481
ZipRecruiter, Inc.(a)	14,197	163,124
		2,202,079
Consumer Discretionary (14.7%):
Acushnet Holdings Corp.	4,467	294,599
Adient PLC(a)	6,240	205,421
Adtalem Global Education, Inc.(a)	4,740	243,636
American Eagle Outfitters, Inc.	9,786	252,381
Arhaus, Inc.	13,801	212,397
Bloomin' Brands, Inc.	9,041	259,296
Boot Barn Holdings, Inc.(a)	2,074	197,341
Bright Horizons Family Solutions, Inc.(a)	2,616	296,550
Brinker International, Inc.(a)	5,965	296,341
Camping World Holdings, Inc., Class A	9,364	260,787
Carter's, Inc.	3,767	318,990
Cavco Industries, Inc.(a)	775	309,272
Century Communities, Inc.	3,818	368,437
Cracker Barrel Old Country Store, Inc.	3,260	237,100
Dave & Buster's Entertainment, Inc.(a)	4,248	265,925
Dorman Products, Inc.(a)	3,374	325,220
Dream Finders Homes, Inc., Class A(a)	6,673	291,810
Dutch Bros, Inc., Class A(a)	5,938	195,954
First Watch Restaurant Group, Inc.(a)	13,108	322,719
Foot Locker, Inc.	5,360	152,760
Frontdoor, Inc.(a)	7,774	253,277
Gentherm, Inc.(a)	3,999	230,262
Graham Holdings Co., Class B	577	442,951
Grand Canyon Education, Inc.(a)	2,965	403,863
Green Brick Partners, Inc.(a)	3,908	235,379
Group 1 Automotive, Inc.	924	270,021
Guess?, Inc.	7,307	229,951
Helen of Troy Ltd.(a)	1,395	160,760

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (14.7%): (continued)
Installed Building Products, Inc.	1,724	446,051
Jack in the Box, Inc.	3,903	267,277
KB Home	5,339	378,428
Kontoor Brands, Inc.	3,398	204,729
Laureate Education, Inc.	17,685	257,670
La-Z-Boy, Inc.	7,023	264,205
LCI Industries	1,799	221,385
Leslie's, Inc.(a)	21,260	138,190
LGI Homes, Inc.(a)	2,092	243,446
Life Time Group Holdings, Inc.(a)	11,454	177,766
M/I Homes, Inc.(a)	2,956	402,873
MDC Holdings, Inc.	6,353	399,667
Meritage Homes Corp.	1,968	345,305
Mister Car Wash, Inc.(a)	29,158	225,975
Modine Manufacturing Co.(a)	3,150	299,849
National Vision Holdings, Inc.(a)	7,217	159,929
Ollie's Bargain Outlet Holdings, Inc.(a)	2,760	219,613
Oxford Industries, Inc.	2,236	251,326
Papa John's International, Inc.	3,568	237,629
Patrick Industries, Inc.	2,871	342,998
Portillo's, Inc., Class A(a)	12,793	181,405
Signet Jewelers Ltd.	2,304	230,561
Six Flags Entertainment Corp.(a)	8,257	217,324
Skyline Champion Corp.(a)	2,933	249,334
Steven Madden Ltd.	7,014	296,552
Strategic Education, Inc.	3,256	339,015
Stride, Inc.(a)	3,755	236,753
Target Hospitality Corp.(a)	9,838	106,939
Taylor Morrison Home Corp.(a)	6,074	377,621
The Buckle, Inc.	7,542	303,716
The Cheesecake Factory, Inc.	7,163	258,942
Topgolf Callaway Brands Corp.(a)	15,462	250,021
Tri Pointe Homes, Inc.(a)	8,822	341,059
United Parks & Resorts, Inc.(a)	4,953	278,408
Visteon Corp.(a)	1,807	212,521
Winmark Corp.	664	240,169
Winnebago Industries, Inc.	3,525	260,850
Worthington Enterprises, Inc.	5,015	312,083
XPEL, Inc.(a)	3,630	196,093
YETI Holdings, Inc.(a)	4,158	160,291
		18,067,368
Consumer Staples (6.7%):
BellRing Brands, Inc.(a)	7,026	414,745
Cal-Maine Foods, Inc.	5,162	303,784
Central Garden & Pet Co., Class A(a)	7,640	282,069
Coca-Cola Consolidated, Inc.	332	281,008
Edgewell Personal Care Co.	7,716	298,146

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (6.7%): (continued)
Fresh Del Monte Produce, Inc.	10,694	277,081
Grocery Outlet Holding Corp.(a)	9,556	275,022
Herbalife Ltd.(a)	9,058	91,033
Ingles Markets, Inc., Class A	4,495	344,677
Inter Parfums, Inc.	1,611	226,362
J & J Snack Foods Corp.	2,136	308,780
John B. Sanfilippo & Son, Inc.	2,681	283,971
National Beverage Corp.(a)	6,221	295,249
Nu Skin Enterprises, Inc., Class A	12,366	171,022
Olaplex Holdings, Inc.(a)	82,071	157,576
PriceSmart, Inc.	4,130	346,920
Seaboard Corp.	91	293,377
Spectrum Brands Holdings, Inc.	3,545	315,540
Sprouts Farmers Market, Inc.(a)	5,379	346,838
The Andersons, Inc.	4,075	233,783
The Chefs' Warehouse, Inc.(a)	10,266	386,618
The Simply Good Foods Co.(a)	8,245	280,577
The Vita Coco Co., Inc.(a)	5,739	140,204
Tootsie Roll Industries, Inc.	10,785	345,433
TreeHouse Foods, Inc.(a)	6,689	260,536
United Natural Foods, Inc.(a)	7,599	87,312
USANA Health Sciences, Inc.(a)	5,025	243,712
Utz Brands, Inc.	19,161	353,329
WD-40 Co.	1,060	268,509
Weis Markets, Inc.	3,963	255,217
		8,168,430
Energy (4.5%):
Archrock, Inc.	15,974	314,209
Cactus, Inc., Class A	3,534	177,018
California Resources Corp.	4,081	224,863
Callon Petroleum Co.(a)	3,871	138,427
CNX Resources Corp.(a)	10,544	250,104
Comstock Resources, Inc.	11,769	109,216
CONSOL Energy, Inc.	1,502	125,808
Crescent Energy Co., Class A	14,199	168,968
CVR Energy, Inc.	5,402	192,635
Diamond Offshore Drilling, Inc.(a)	10,568	144,148
Excelerate Energy, Inc., Class A	12,054	193,105
Gulfport Energy Corp.(a)	1,232	197,268
International Seaways, Inc.	4,056	215,779
Kinetik Holdings, Inc.	6,706	267,368
Kosmos Energy Ltd.(a)	20,047	119,480
Liberty Energy, Inc.	8,106	167,956
Magnolia Oil & Gas Corp., Class A	8,655	224,597
Northern Oil & Gas, Inc.	4,809	190,821
Oceaneering International, Inc.(a)	5,940	138,996
Par Pacific Holdings, Inc.(a)	5,587	207,054
Patterson-UTI Energy, Inc.	10,103	120,630

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (4.5%): (continued)
Peabody Energy Corp.	6,965	168,971
Permian Resources Corp.	9,766	172,468
RPC, Inc.	17,512	135,543
Sitio Royalties Corp., Class A	7,993	197,587
SM Energy Co.	3,742	186,539
Talos Energy, Inc.(a)	8,588	119,631
Tidewater, Inc.(a)	2,083	191,636
Weatherford International PLC(a)	1,851	213,642
World Kinect Corp.	10,496	277,619
		5,552,086
Financials (20.7%):
Ameris Bancorp	4,817	233,046
Artisan Partners Asset Management, Inc., Class A	8,032	367,625
AssetMark Financial Holdings, Inc.(a)	9,647	341,600
Associated Banc-Corp	12,201	262,444
Assured Guaranty Ltd.	4,515	393,934
Atlantic Union Bankshares Corp.	6,028	212,849
Axos Financial, Inc.(a)	4,060	219,402
B Riley Financial, Inc.	2,802	59,318
BancFirst Corp.	2,423	213,297
Bank of Hawaii Corp.	2,842	177,312
BankUnited, Inc.	6,136	171,808
Banner Corp.	4,707	225,936
BGC Group, Inc., Class A	26,772	208,018
Bread Financial Holdings, Inc.	5,048	187,988
Cathay General Bancorp	6,123	231,633
City Holding Co.	3,085	321,519
CNO Financial Group, Inc.	10,201	280,324
Cohen & Steers, Inc.	4,981	382,989
Columbia Banking System, Inc.	7,885	152,575
Community Bank System, Inc.	4,783	229,728
CVB Financial Corp.	9,594	171,157
Donnelley Financial Solutions, Inc.(a)	3,571	221,438
Enova International, Inc.(a)	4,229	265,708
Enstar Group Ltd.(a)	1,409	437,861
Enterprise Financial Services Corp.	6,440	261,206
EVERTEC, Inc.	8,028	320,317
FB Financial Corp.	6,049	227,805
Federal Agricultural Mortgage Corp., Class C	1,752	344,934
Federated Hermes, Inc.	9,689	349,967
First BanCorp/Puerto Rico	15,545	272,659
First BanCorp	6,851	247,458
First Commonwealth Financial Corp.	16,965	236,153
First Financial Bancorp	10,842	243,078
First Hawaiian, Inc.	10,368	227,681

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (20.7%): (continued)
First Interstate BancSystem, Inc., Class A	8,334	226,768
First Merchants Corp.	7,525	262,623
FirstCash Holdings, Inc.	3,011	384,023
Fulton Financial Corp.	16,078	255,479
Genworth Financial, Inc.(a)	30,077	193,395
Goosehead Insurance, Inc., Class A(a)	2,207	147,030
Hamilton Lane, Inc., Class A	3,280	369,853
Hancock Whitney Corp.	5,448	250,826
Heartland Financial USA, Inc.	6,002	210,970
Hilltop Holdings, Inc.	7,850	245,862
Hope Bancorp, Inc.	20,351	234,240
Independent Bank Corp.	4,019	209,068
Independent Bank Group, Inc.	4,413	201,453
International Bancshares Corp.	5,806	325,949
Jackson Financial, Inc., Class A	4,038	267,073
Lakeland Financial Corp.	4,045	268,264
Live Oak Bancshares, Inc.	4,571	189,742
MGIC Investment Corp.	19,420	434,231
Moelis & Co., Class A	5,299	300,824
Mr Cooper Group, Inc.(a)	4,562	355,608
National Bank Holdings Corp., Class A	6,273	226,267
National Western Life Group, Inc., Class A	246	121,022
Navient Corp.	14,896	259,190
NBT Bancorp, Inc.	6,446	236,439
NMI Holdings, Inc., Class A(a)	10,311	333,458
Northwest Bancshares, Inc.	24,698	287,732
OFG Bancorp	7,684	282,848
Pacific Premier Bancorp, Inc.	8,170	196,080
Palomar Holdings, Inc.(a)	3,569	299,189
Park National Corp.	2,185	296,832
Pathward Financial, Inc.	4,438	224,030
Payoneer Global, Inc.(a)	27,095	131,682
PennyMac Financial Services, Inc.	3,572	325,374
Piper Sandler Cos.	1,764	350,136
PJT Partners, Inc., Class A	3,542	333,869
PROG Holdings, Inc.	5,340	183,910
Provident Financial Services, Inc.	15,049	219,264
Radian Group, Inc.	12,483	417,806
Renasant Corp.	8,146	255,133
Seacoast Banking Corp. of Florida	7,247	184,001
ServisFirst Bancshares, Inc.	3,131	207,773
Shift4 Payments, Inc., Class A(a)	2,994	197,814
Simmons First National Corp., Class A	11,773	229,103
SLM Corp.	14,757	321,555
Stellar Bancorp, Inc.	8,900	216,804
StepStone Group, Inc., Class A	7,525	268,944

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (20.7%): (continued)
Stewart Information Services Corp.	6,055	393,938
Stock Yards Bancorp, Inc.	5,169	252,816
StoneX Group, Inc.(a)	3,151	221,389
Texas Capital Bancshares, Inc.(a)	2,933	180,526
The Bancorp, Inc.(a)	4,135	138,357
Towne Bank	10,730	301,084
Triumph Financial, Inc.(a)	3,075	243,909
Trustmark Corp.	9,112	256,138
UMB Financial Corp.	2,540	220,955
United Community Banks, Inc.	8,163	214,850
UWM Holdings Corp.	30,810	223,681
Virtu Financial, Inc., Class A	12,442	255,310
Virtus Investment Partners, Inc.	1,250	309,975
WaFd, Inc.	8,088	234,795
Walker & Dunlop, Inc.	3,021	305,302
WesBanco, Inc.	7,985	238,033
Westamerica BanCorp	5,308	259,455
White Mountains Insurance Group Ltd.	195	349,889
WSFS Financial Corp.	5,081	229,356
		25,470,061
Health Care (5.9%):
AdaptHealth Corp.(a)	15,159	174,480
Addus HomeCare Corp.(a)	2,072	214,121
Agiliti, Inc.(a)	22,620	228,914
AMN Healthcare Services, Inc.(a)	2,818	176,153
Astrana Health, Inc.(a)	4,876	204,743
Catalyst Pharmaceuticals, Inc.(a)	9,924	158,189
Certara, Inc.(a)	10,855	194,087
CONMED Corp.	2,217	177,537
Corcept Therapeutics, Inc.(a)	5,433	136,857
CorVel Corp.(a)	1,344	353,418
Doximity, Inc., Class A(a)	6,283	169,076
Dynavax Technologies Corp.(a)	15,636	194,043
GoodRx Holdings, Inc., Class A(a)	17,754	126,053
Haemonetics Corp.(a)	3,042	259,635
Harmony Biosciences Holdings, Inc.(a)	7,293	244,899
Integer Holdings Corp.(a)	3,525	411,297
Kiniksa Pharmaceuticals Ltd., Class A(a)	7,991	157,662
Lantheus Holdings, Inc.(a)	2,143	133,380
LeMaitre Vascular, Inc.	4,310	286,012
Ligand Pharmaceuticals, Inc.(a)	3,844	280,996
Maravai LifeSciences Holdings, Inc., Class A(a)	19,315	167,461
Merit Medical Systems, Inc.(a)	4,377	331,558
Patterson Cos., Inc.	7,987	220,841

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (5.9%): (continued)
Pediatrix Medical Group, Inc.(a)	16,320	163,690
Premier, Inc., Class A	11,228	248,139
Privia Health Group, Inc.(a)	7,772	152,254
Progyny, Inc.(a)	4,965	189,415
Schrodinger, Inc.(a)	4,549	122,823
Select Medical Holdings Corp.	10,162	306,384
STAAR Surgical Co.(a)	3,660	140,105
Supernus Pharmaceuticals, Inc.(a)	9,558	326,023
U.S. Physical Therapy, Inc.	2,523	284,771
UFP Technologies, Inc.(a)	1,246	314,241
		7,249,257
Industrials (24.8%):
AAON, Inc.	3,818	336,366
AAR Corp.(a)	4,595	275,103
ABM Industries, Inc.	6,387	284,988
Air Transport Services Group, Inc.(a)	7,099	97,682
Alamo Group, Inc.	1,455	332,220
Albany International Corp.	3,240	302,972
Allegiant Travel Co.	1,920	144,403
Allison Transmission Holdings, Inc.	4,764	386,646
Ameresco, Inc., Class A(a)	4,396	106,075
American Woodmark Corp.(a)	2,812	285,868
ArcBest Corp.	1,746	248,805
Arcosa, Inc.	3,196	274,409
Armstrong World Industries, Inc.	4,221	524,333
Array Technologies, Inc.(a)	6,320	94,231
ASGN, Inc.(a)	3,072	321,823
Astec Industries, Inc.	4,676	204,388
Barnes Group, Inc.	8,567	318,264
Beacon Roofing Supply, Inc.(a)	3,239	317,487
Boise Cascade Co.	2,488	381,585
Brady Corp., Class A	5,450	323,076
Casella Waste Systems, Inc.(a)	4,034	398,842
CBIZ, Inc.(a)	6,150	482,775
Comfort Systems USA, Inc.	1,354	430,179
Construction Partners, Inc., Class A(a)	4,427	248,576
Core & Main, Inc., Class A(a)	8,450	483,762
CoreCivic, Inc.(a)	16,551	258,361
CSG Systems International, Inc.	4,952	255,226
CSW Industrials, Inc.	1,428	335,009
DNOW, Inc.(a)	16,479	250,481
Dycom Industries, Inc.(a)	2,289	328,540
Encore Wire Corp.	1,043	274,080
Energy Recovery, Inc.(a)	10,514	166,016
Enerpac Tool Group Corp.	8,682	309,600
EnerSys	2,334	220,470
Enpro, Inc.	1,797	303,280

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.8%): (continued)
Esab Corp.	3,814	421,714
ESCO Technologies, Inc.	2,819	301,774
Federal Signal Corp.	4,632	393,118
First Advantage Corp.	16,189	262,586
Flowserve Corp.	6,763	308,934
Forward Air Corp.	1,998	62,158
Franklin Electric Co., Inc.	3,377	360,697
FTAI Aviation Ltd.	6,479	436,037
GATX Corp.	3,025	405,441
Gibraltar Industries, Inc.(a)	3,559	286,606
GMS, Inc.(a)	4,007	390,041
Granite Construction, Inc.	7,478	427,218
H&E Equipment Services, Inc.	4,202	269,684
Hayward Holdings, Inc.(a)	15,024	230,017
Helios Technologies, Inc.	4,073	182,022
Herc Holdings, Inc.	1,475	248,242
Hillenbrand, Inc.	6,317	317,682
HNI Corp.	6,021	271,728
Huron Consulting Group, Inc.(a)	1,782	172,177
ICF International, Inc.	2,193	330,332
Insperity, Inc.	2,236	245,088
Janus International Group, Inc.(a)	22,154	335,190
Jeld-Wen Holding, Inc.(a)	13,127	278,686
John Bean Technologies Corp.	2,360	247,540
Kadant, Inc.	1,179	386,830
Kennametal, Inc.	9,524	237,529
Kforce, Inc.	4,483	316,141
Kirby Corp.(a)	3,410	325,041
Korn Ferry	6,166	405,476
Leonardo DRS, Inc.(a)	11,780	260,220
Lindsay Corp.	1,789	210,494
ManpowerGroup, Inc.	3,867	300,234
Marten Transport Ltd.	14,883	275,038
Masterbrand, Inc.(a)	17,035	319,236
Matson, Inc.	2,218	249,303
Maximus, Inc.	3,909	327,965
McGrath RentCorp.	2,947	363,571
MillerKnoll, Inc.	5,884	145,688
Moog, Inc., Class A	2,193	350,112
MSC Industrial Direct Co., Inc.	3,862	374,768
Mueller Industries, Inc.	6,285	338,950
Mueller Water Products, Inc., Class A	19,156	308,220
MYR Group, Inc.(a)	1,754	310,020
NV5 Global, Inc.(a)	2,198	215,426
Parsons Corp.(a)	5,417	449,340
Primoris Services Corp.	8,167	347,669
Resideo Technologies, Inc.(a)	13,182	295,540
Rush Enterprises, Inc., Class A	7,290	390,161

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (24.8%): (continued)
RXO, Inc.(a)	10,727	234,599
Schneider National, Inc., Class B	10,169	230,226
Shoals Technologies Group, Inc., Class A(a)	8,222	91,922
Simpson Manufacturing Co., Inc.	1,735	355,987
SPX Technologies, Inc.(a)	2,328	286,647
Standex International Corp.	1,755	319,796
Sterling Infrastructure, Inc.(a)	2,350	259,229
SunPower Corp.(a)	23,647	70,941
Tennant Co.	3,101	377,113
Terex Corp.	3,633	233,965
The AZEK Co., Inc.(a)	7,783	390,862
The Brink's Co.	3,276	302,637
The Greenbrier Cos., Inc.	3,329	173,441
Trinity Industries, Inc.	9,716	270,591
TTEC Holdings, Inc.	7,879	81,705
UniFirst Corp.	1,762	305,584
Verra Mobility Corp.(a)	15,140	378,046
Vicor Corp.(a)	1,523	58,240
Watts Water Technologies, Inc., Class A	1,743	370,475
Werner Enterprises, Inc.	7,957	311,278
Zurn Elkay Water Solutions Corp.	9,171	306,953
		30,403,842
Information Technology (9.5%):
ACI Worldwide, Inc.(a)	9,905	328,945
Advanced Energy Industries, Inc.	2,394	244,140
Aehr Test Systems(a)	2,814	34,894
Agilysys, Inc.(a)	3,146	265,082
Alarm.com Holdings, Inc.(a)	3,296	238,861
AppLovin Corp., Class A(a)	2,665	184,471
Avnet, Inc.	6,310	312,850
Axcelis Technologies, Inc.(a)	1,099	122,560
Badger Meter, Inc.	1,753	283,653
Belden, Inc.	3,635	336,637
BlackLine, Inc.(a)	3,389	218,862
Calix, Inc.(a)	4,462	147,960
Cohu, Inc.(a)	7,247	241,543
Corsair Gaming, Inc.(a)	15,572	192,158
CTS Corp.	6,171	288,741
Digi International, Inc.(a)	7,596	242,540
Diodes, Inc.(a)	2,831	199,586
DoubleVerify Holdings, Inc.(a)	6,420	225,727
ePlus, Inc.(a)	3,257	255,805
Extreme Networks, Inc.(a)	7,345	84,761
Harmonic, Inc.(a)	13,438	180,607
Insight Enterprises, Inc.(a)	1,931	358,239
InterDigital, Inc.	3,152	335,562

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (9.5%): (continued)
Itron, Inc.(a)	3,175	293,751
MaxLinear, Inc.(a)	6,357	118,685
Methode Electronics, Inc.	7,009	85,370
MicroStrategy, Inc.(a)	275	468,754
N-able, Inc.(a)	16,525	215,982
NCR Voyix Corp.(a)	12,656	159,845
NetScout Systems, Inc.(a)	10,317	225,323
Onto Innovation, Inc.(a)	1,453	263,109
OSI Systems, Inc.(a)	1,997	285,212
PDF Solutions, Inc.(a)	6,109	205,690
Perficient, Inc.(a)	2,828	159,188
Photronics, Inc.(a)	9,404	266,321
Plexus Corp.(a)	2,585	245,110
Progress Software Corp.	5,954	317,408
Qualys, Inc.(a)	1,590	265,323
Rambus, Inc.(a)	2,758	170,472
Rogers Corp.(a)	2,037	241,772
Super Micro Computer, Inc.(a)	362	365,631
Teradata Corp.(a)	4,414	170,689
TTM Technologies, Inc.(a)	17,369	271,825
Ultra Clean Holdings, Inc.(a)	7,077	325,117
Veeco Instruments, Inc.(a)	8,495	298,769
Viavi Solutions, Inc.(a)	35,575	323,377
Vishay Intertechnology, Inc.	9,341	211,854
Vontier Corp.	9,455	428,879
		11,707,640
Materials (5.4%):
Alpha Metallurgical Resources, Inc.	783	259,306
Arch Resources, Inc.	1,257	202,113
Avient Corp.	6,994	303,540
Balchem Corp.	2,367	366,767
Cabot Corp.	3,632	334,870
Carpenter Technology Corp.	2,856	203,976
Compass Minerals International, Inc.	6,762	106,434
Ecovyst, Inc.(a)	21,890	244,073
Greif, Inc., Class A	4,236	292,496
H.B. Fuller Co.	3,882	309,551
Ingevity Corp.(a)	4,405	210,118
Innospec, Inc.	2,903	374,313
Kaiser Aluminum Corp.	2,609	233,140
Materion Corp.	1,683	221,735
Minerals Technologies, Inc.	4,431	333,566
NewMarket Corp.	777	493,100
O-I Glass, Inc.(a)	13,131	217,843
Orion SA	9,851	231,696
Quaker Chemical Corp.	1,410	289,402
Sensient Technologies Corp.	5,010	346,642
Stepan Co.	3,475	312,889

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Small Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (5.4%): (continued)
Summit Materials, Inc., Class A(a)	6,588	293,627
Sylvamo Corp.	4,575	282,460
Warrior Met Coal, Inc.	3,706	224,954
		6,688,611
Real Estate (1.2%):
eXp World Holdings, Inc.	8,888	91,813
Howard Hughes Holdings, Inc.(a)	4,026	292,368
Kennedy-Wilson Holdings, Inc.	17,309	148,511
Marcus & Millichap, Inc.	9,131	312,006
Newmark Group, Inc., Class A	31,478	349,091
The St. Joe Co.	4,544	263,416
		1,457,205
Utilities (4.2%):
ALLETE, Inc.	6,387	380,921
American States Water Co.	4,199	303,336
Avista Corp.	10,597	371,107
California Water Service Group	6,652	309,185
Chesapeake Utilities Corp.	3,998	428,985
Clearway Energy, Inc., Class C	13,608	313,664
MGE Energy, Inc.	4,738	372,975
Middlesex Water Co.	4,761	249,953
Northwest Natural Holding Co.	8,644	321,730
Northwestern Energy Group, Inc.	8,061	410,547
ONE Gas, Inc.	5,027	324,392
Otter Tail Corp.	3,327	287,453
Portland General Electric Co.	8,495	356,790
SJW Group	5,766	326,298
Spire, Inc.	6,214	381,353
		5,138,689
Total Common Stocks (Cost $105,495,336)		122,105,268
Total Investments (Cost $105,495,336) — 99.4%		122,105,268
Other assets in excess of liabilities — 0.6%		744,662
NET ASSETS — 100.00%		$122,849,930

Percentages indicated are based on net assets as of March 31, 2024.

(a)	Non-income producing security.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	6/21/24	4	$418,640	$429,181	$10,541
					$10,541

Schedule of Portfolio Investments

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Communication Services (0.4%):
Live Nation Entertainment, Inc.(a)	6,270	663,178
The Trade Desk, Inc., Class A(a)	3,954	345,659
		1,008,837
Consumer Discretionary (9.3%):
Aptiv PLC(a)	6,015	479,095
Aramark	21,604	702,562
BorgWarner, Inc.	14,712	511,095
Burlington Stores, Inc.(a)	3,981	924,348
CarMax, Inc.(a)	6,217	541,563
Chewy, Inc., Class A(a)	18,802	299,140
Chipotle Mexican Grill, Inc.(a)	323	938,887
Deckers Outdoor Corp.(a)	1,298	1,221,755
Domino's Pizza, Inc.	1,566	778,114
DR Horton, Inc.	6,015	989,768
Five Below, Inc.(a)	3,174	575,700
Floor & Decor Holdings, Inc., Class A(a)	5,435	704,485
Garmin Ltd.	8,531	1,270,010
Genuine Parts Co.	5,766	893,326
Lennar Corp., Class A	6,111	1,050,970
LKQ Corp.	16,980	906,902
Lowe's Cos., Inc.	3,663	933,076
NVR, Inc.(a)	139	1,125,894
O'Reilly Automotive, Inc.(a)	927	1,046,472
Penske Automotive Group, Inc.	3,705	600,173
Pool Corp.	1,643	662,951
PulteGroup, Inc.	8,087	975,454
Ross Stores, Inc.	7,223	1,060,047
Service Corp. International	14,967	1,110,701
Tesla, Inc.(a)	1,421	249,798
Tractor Supply Co.	3,688	965,223
		21,517,509
Consumer Staples (5.0%):
Bunge Global SA	5,228	535,975
Campbell Soup Co.	20,920	929,894
Costco Wholesale Corp.	1,785	1,307,745
Coty, Inc., Class A(a)	54,921	656,855
Darling Ingredients, Inc.(a)	11,445	532,307
Dollar General Corp.	4,086	637,661
Dollar Tree, Inc.(a)	4,709	627,003
Hormel Foods Corp.	29,408	1,026,045
Lamb Weston Holdings, Inc.	10,368	1,104,503
McCormick & Co., Inc.	12,320	946,299
Monster Beverage Corp.(a)	16,920	1,003,018
Sysco Corp.	13,811	1,121,177

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (5.0%): (continued)
US Foods Holding Corp.(a)	18,963	1,023,433
		11,451,915
Energy (6.5%):
APA Corp.	9,778	336,168
Baker Hughes Co.	17,022	570,237
Cheniere Energy, Inc.	3,445	555,610
Chesapeake Energy Corp.	6,449	572,865
ConocoPhillips	4,469	568,814
Coterra Energy, Inc.	18,881	526,402
Devon Energy Corp.	9,549	479,169
Diamondback Energy, Inc.	3,248	643,656
EOG Resources, Inc.	4,001	511,488
EQT Corp.	10,377	384,675
Halliburton Co.	10,234	403,424
Hess Corp.	3,117	475,779
HF Sinclair Corp.	8,105	489,299
Kinder Morgan, Inc.	54,439	998,411
Marathon Oil Corp.	15,872	449,812
Marathon Petroleum Corp.	3,481	701,421
Occidental Petroleum Corp.	8,951	581,725
ONEOK, Inc.	9,904	794,004
Ovintiv, Inc.	7,438	386,032
Phillips 66	4,905	801,183
Pioneer Natural Resources Co.	2,339	613,988
Schlumberger N.V.	8,074	442,536
Targa Resources Corp.	7,771	870,274
Texas Pacific Land Corp.	750	433,883
The Williams Cos., Inc.	23,268	906,754
Valero Energy Corp.	3,690	629,846
		15,127,455
Financials (9.8%):
Aflac, Inc.	10,358	889,338
American Financial Group, Inc.	6,684	912,232
Arch Capital Group Ltd.(a)	8,007	740,167
Arthur J Gallagher & Co.	4,162	1,040,667
Brown & Brown, Inc.	12,708	1,112,458
Cboe Global Markets, Inc.	5,778	1,061,592
Cincinnati Financial Corp.	5,979	742,412
Corebridge Financial, Inc.	24,506	704,057
Equitable Holdings, Inc.	18,689	710,369
Erie Indemnity Co., Class A	1,818	730,054
Everest Group Ltd.	1,587	630,833
FactSet Research Systems, Inc.	1,828	830,625
First Citizens BancShares, Inc., Class A	167	273,045
Franklin Resources, Inc.	28,707	806,954
Globe Life, Inc.	7,717	898,027
Interactive Brokers Group, Inc.	6,913	772,251
Intercontinental Exchange, Inc.	8,267	1,136,134

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (9.8%): (continued)
Jack Henry & Associates, Inc.	3,929	682,585
LPL Financial Holdings, Inc.	2,057	543,459
Markel Group, Inc.(a)	551	838,336
Morningstar, Inc.	2,313	713,260
MSCI, Inc.	1,120	627,704
Nasdaq, Inc.	13,213	833,740
Principal Financial Group, Inc.	8,665	747,876
RenaissanceRe Holdings Ltd.	2,479	582,639
Ryan Specialty Holdings, Inc.(a)	15,670	869,685
Tradeweb Markets, Inc., Class A	7,268	757,108
UWM Holdings Corp.	71,033	515,700
W R Berkley Corp.	11,908	1,053,144
		22,756,451
Health Care (12.4%):
Agilent Technologies, Inc.	6,235	907,255
Align Technology, Inc.(a)	1,153	378,092
Avantor, Inc.(a)	25,182	643,904
BioMarin Pharmaceutical, Inc.(a)	7,648	667,976
Bruker Corp.	9,114	856,169
Cardinal Health, Inc.	8,910	997,029
Cencora, Inc.	5,180	1,258,688
Centene Corp.(a)	8,535	669,827
Charles River Laboratories International, Inc.(a)	2,582	699,593
Danaher Corp.	3,516	878,015
DaVita, Inc.(a)	6,753	932,252
Dexcom, Inc.(a)	5,163	716,108
Edwards Lifesciences Corp.(a)	8,638	825,447
GE HealthCare Technologies, Inc.	8,941	812,826
HCA Healthcare, Inc.	3,359	1,120,327
Henry Schein, Inc.(a)	11,086	837,215
Humana, Inc.	1,158	401,502
IDEXX Laboratories, Inc.(a)	1,362	735,385
Incyte Corp.(a)	13,417	764,366
Insulet Corp.(a)	3,392	581,389
Intuitive Surgical, Inc.(a)	2,177	868,819
IQVIA Holdings, Inc.(a)	3,712	938,728
Mettler-Toledo International, Inc.(a)	622	828,062
Moderna, Inc.(a)	4,835	515,218
Neurocrine Biosciences, Inc.(a)	6,641	915,927
Penumbra, Inc.(a)	2,539	566,654
Regeneron Pharmaceuticals, Inc.(a)	845	813,304
Repligen Corp.(a)	2,611	480,215
ResMed, Inc.	3,455	684,194
Revvity, Inc.	6,274	658,770
STERIS PLC	2,808	631,295
Stryker Corp.	2,698	965,533
Teleflex, Inc.	3,459	782,322

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.4%): (continued)
United Therapeutics Corp.(a)	2,927	672,390
Veeva Systems, Inc., Class A(a)	2,258	523,156
Waters Corp.(a)	2,385	820,988
West Pharmaceutical Services, Inc.	1,576	623,639
Zoetis, Inc.	4,039	683,439
		28,656,018
Industrials (26.1%):
A.O. Smith Corp.	8,813	788,411
Advanced Drainage Systems, Inc.	3,452	594,573
AECOM	10,551	1,034,842
AGCO Corp.	4,615	567,737
Allegion PLC	6,521	878,444
AMETEK, Inc.	6,438	1,177,510
Axon Enterprise, Inc.(a)	2,038	637,649
Builders FirstSource, Inc.(a)	3,732	778,309
Carlisle Cos., Inc.	2,355	922,807
Carrier Global Corp.	11,434	664,658
Caterpillar, Inc.	2,318	849,385
CH Robinson Worldwide, Inc.	7,323	557,573
Cintas Corp.	1,780	1,222,913
Copart, Inc.(a)	18,004	1,042,792
CSX Corp.	25,309	938,205
Deere & Co.	1,557	639,522
Dover Corp.	5,212	923,514
Eaton Corp. PLC	3,150	984,942
EMCOR Group, Inc.	3,067	1,074,063
Equifax, Inc.	3,578	957,187
Expeditors International of Washington, Inc.	6,025	732,459
Fastenal Co.	13,698	1,056,664
Fortive Corp.	10,761	925,661
General Dynamics Corp.	4,281	1,209,340
Graco, Inc.	8,978	839,084
HEICO Corp.	4,309	823,019
Howmet Aerospace, Inc.	17,112	1,170,974
Hubbell, Inc.	2,040	846,702
IDEX Corp.	4,047	987,549
Illinois Tool Works, Inc.	3,422	918,225
Ingersoll Rand, Inc.	10,981	1,042,646
J.B. Hunt Transport Services, Inc.	3,777	752,567
Johnson Controls International PLC	12,837	838,513
Leidos Holdings, Inc.	6,658	872,797
Lennox International, Inc.	1,615	789,347
Lincoln Electric Holdings, Inc.	3,922	1,001,836
Masco Corp.	12,348	974,010
Nordson Corp.	2,918	801,108
Norfolk Southern Corp.	3,872	986,857
Old Dominion Freight Line, Inc.	2,536	556,170

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (26.1%): (continued)
Otis Worldwide Corp.	10,826	1,074,697
PACCAR, Inc.	8,153	1,010,075
Parker-Hannifin Corp.	1,634	908,161
Paychex, Inc.	6,558	805,322
Paycom Software, Inc.	1,673	332,944
Paylocity Holding Corp.(a)	2,519	432,915
Quanta Services, Inc.	4,142	1,076,092
Regal Rexnord Corp.	4,202	756,780
Republic Services, Inc.	7,145	1,367,839
Rockwell Automation, Inc.	2,258	657,823
Rollins, Inc.	22,938	1,061,341
Saia, Inc.(a)	1,041	608,985
Snap-on, Inc.	2,897	858,149
SS&C Technologies Holdings, Inc.	14,611	940,510
Textron, Inc.	8,638	828,643
The Toro Co.	6,896	631,881
Trane Technologies PLC	3,644	1,093,929
TransDigm Group, Inc.	938	1,155,241
TransUnion	9,121	727,856
U-Haul Holding Co.	9,132	608,922
Union Pacific Corp.	3,139	771,974
United Rentals, Inc.	1,060	764,377
Verisk Analytics, Inc.	3,548	836,370
Vertiv Holdings Co., Class A	7,606	621,182
Waste Management, Inc.	6,991	1,490,132
Watsco, Inc.	1,608	694,608
Westinghouse Air Brake Technologies Corp.	7,781	1,133,536
WW Grainger, Inc.	890	905,397
Xylem, Inc.	7,584	980,156
		60,496,401
Information Technology (14.4%):
Akamai Technologies, Inc.(a)	5,955	647,666
Amphenol Corp., Class A	11,019	1,271,042
Analog Devices, Inc.	3,768	745,273
ANSYS, Inc.(a)	2,148	745,700
AppLovin Corp., Class A(a)	6,136	424,734
Arista Networks, Inc.(a)	1,891	548,352
Bentley Systems, Inc., Class B	12,411	648,102
Broadcom, Inc.	609	807,175
Cadence Design Systems, Inc.(a)	2,425	754,854
CDW Corp.	3,164	809,288
Cognizant Technology Solutions Corp., Class A	10,133	742,648
Corpay, Inc.(a)	2,478	764,562
Dropbox, Inc., Class A(a)	21,434	520,846
Dynatrace, Inc.(a)	9,434	438,115
Enphase Energy, Inc.(a)	3,020	365,360

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.4%): (continued)
Entegris, Inc.	3,874	544,452
EPAM Systems, Inc.(a)	1,648	455,112
F5, Inc.(a)	5,109	968,615
Fair Isaac Corp.(a)	754	942,206
First Solar, Inc.(a)	2,031	342,833
Fortinet, Inc.(a)	6,878	469,836
Gartner, Inc.(a)	2,148	1,023,887
Jabil, Inc.	3,911	523,878
Juniper Networks, Inc.	27,751	1,028,452
Keysight Technologies, Inc.(a)	4,407	689,167
KLA Corp.	1,006	702,761
Lattice Semiconductor Corp.(a)	5,033	393,732
Manhattan Associates, Inc.(a)	3,265	817,001
Microchip Technology, Inc.	6,686	599,801
Monolithic Power Systems, Inc.	788	533,807
NetApp, Inc.	9,241	970,028
NVIDIA Corp.	757	683,995
NXP Semiconductors N.V.	2,824	699,702
ON Semiconductor Corp.(a)	4,765	350,466
Palo Alto Networks, Inc.(a)	1,708	485,294
PTC, Inc.(a)	5,881	1,111,156
Roper Technologies, Inc.	2,167	1,215,340
Skyworks Solutions, Inc.	5,433	588,502
Super Micro Computer, Inc.(a)	840	848,425
Synopsys, Inc.(a)	1,268	724,662
TD SYNNEX Corp.	7,769	878,674
TE Connectivity Ltd.	6,962	1,011,161
Teledyne Technologies, Inc.(a)	2,038	874,954
Teradyne, Inc.	5,589	630,607
Trimble, Inc.(a)	12,040	774,894
Tyler Technologies, Inc.(a)	1,675	711,892
Zebra Technologies Corp.(a)	1,948	587,205
		33,416,214
Materials (7.0%):
Albemarle Corp.	2,808	369,926
Avery Dennison Corp.	4,105	916,441
Ball Corp.	11,446	771,003
Celanese Corp.	4,568	785,056
CF Industries Holdings, Inc.	6,121	509,328
Crown Holdings, Inc.	8,252	654,053
Eastman Chemical Co.	8,126	814,388
FMC Corp.	8,931	568,905
Freeport-McMoRan, Inc.	14,201	667,731
International Paper Co.	17,740	692,215
LyondellBasell Industries N.V., Class A	7,686	786,124
Martin Marietta Materials, Inc.	1,613	990,285
Nucor Corp.	3,507	694,035
Packaging Corp. of America	4,356	826,682

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.0%): (continued)
PPG Industries, Inc.	5,401	782,605
Reliance, Inc.	2,570	858,843
RPM International, Inc.	6,983	830,628
Steel Dynamics, Inc.	4,243	628,940
The Mosaic Co.	12,598	408,931
The Sherwin-Williams Co.	2,882	1,001,005
Vulcan Materials Co.	3,594	980,874
Westlake Corp.	4,720	721,216
		16,259,214
Real Estate (0.4%):
CoStar Group, Inc.(a)	8,482	819,361
		819,361
Utilities (8.3%):
Alliant Energy Corp.	17,514	882,706
Ameren Corp.	11,424	844,919
American Electric Power Co., Inc.	11,505	990,581
American Water Works Co., Inc.	7,355	898,855
Atmos Energy Corp.	8,246	980,202
CenterPoint Energy, Inc.	33,058	941,822
CMS Energy Corp.	16,144	974,129
Consolidated Edison, Inc.	10,710	972,575
Constellation Energy Corp.	5,867	1,084,515
DTE Energy Co.	9,382	1,052,097
Entergy Corp.	8,899	940,446
Essential Utilities, Inc.	24,843	920,433
Evergy, Inc.	17,237	920,111
Eversource Energy	14,607	873,060
NextEra Energy, Inc.	13,118	838,371
NiSource, Inc.	35,189	973,328
Public Service Enterprise Group, Inc.	14,951	998,428
The Southern Co.	13,705	983,197
Vistra Corp.	16,338	1,137,942
WEC Energy Group, Inc.	10,839	890,099
		19,097,816
Total Common Stocks (Cost $188,377,583)		230,607,191

Total Investments (Cost $188,377,583) — 99.6%		230,607,191
Other assets in excess of liabilities — 0.4%		885,314
NET ASSETS — 100.00%		$231,492,505

Percentages indicated are based on net assets as of March 31, 2024.

(a)	Non-income producing security.

Futures Contracts

Long Futures
Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/21/24	3	$780,458	$796,275	$15,817
					$15,817

	Schedule of Portfolio Investments

	March 31, 2024

Timothy Plan High Dividend Stock ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.5%)
Consumer Discretionary (7.4%):
Garmin Ltd.	25,620	3,814,049
Genuine Parts Co.	17,292	2,679,050
LKQ Corp.	50,955	2,721,506
Lowe's Cos., Inc.	10,985	2,798,209
Service Corp. International	44,922	3,333,662
Tractor Supply Co.	11,062	2,895,147
		18,241,623
Consumer Staples (6.3%):
Bunge Global SA	15,669	1,606,386
Campbell Soup Co.	62,786	2,790,838
Dollar General Corp.	12,265	1,914,076
Hormel Foods Corp.	88,258	3,079,322
McCormick & Co., Inc.	36,977	2,840,203
Sysco Corp.	41,468	3,366,372
		15,597,197
Energy (13.8%):
APA Corp.	29,353	1,009,156
Baker Hughes Co.	51,100	1,711,850
Chesapeake Energy Corp.	19,367	1,720,371
ConocoPhillips	13,427	1,708,989
Coterra Energy, Inc.	56,684	1,580,350
Devon Energy Corp.	28,668	1,438,560
Diamondback Energy, Inc.	9,730	1,928,194
EOG Resources, Inc.	11,997	1,533,696
HF Sinclair Corp.	24,339	1,469,345
Kinder Morgan, Inc.	163,403	2,996,811
Marathon Petroleum Corp.	10,459	2,107,488
ONEOK, Inc.	29,726	2,383,133
Ovintiv, Inc.	22,338	1,159,342
Phillips 66	14,737	2,407,142
Pioneer Natural Resources Co.	7,013	1,840,913
Targa Resources Corp.	23,335	2,613,287
The Williams Cos., Inc.	69,831	2,721,314
Valero Energy Corp.	11,091	1,893,123
		34,223,064
Financials (10.0%):
Aflac, Inc.	31,084	2,668,872
American Financial Group, Inc.	20,081	2,740,655
Cincinnati Financial Corp.	17,936	2,227,113
Corebridge Financial, Inc.	73,509	2,111,914
Equitable Holdings, Inc.	56,097	2,132,247
Erie Indemnity Co., Class A	5,433	2,181,730
Everest Group Ltd.	4,750	1,888,125
Franklin Resources, Inc.	86,165	2,422,098
Nasdaq, Inc.	39,655	2,502,230

Schedule of Portfolio Investments — continued

	March 31, 2024

Timothy Plan High Dividend Stock ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.0%): (continued)
Principal Financial Group, Inc.	26,016	2,245,441
UWM Holdings Corp.	213,213	1,547,926
		24,668,351
Health Care (1.2%):
Cardinal Health, Inc.	26,744	2,992,654
		2,992,654
Industrials (19.7%):
A.O. Smith Corp.	26,448	2,366,038
Allegion PLC	19,565	2,635,601
Caterpillar, Inc.	6,955	2,548,521
CH Robinson Worldwide, Inc.	21,995	1,674,699
Eaton Corp. PLC	9,467	2,960,142
Fastenal Co.	41,118	3,171,842
General Dynamics Corp.	12,853	3,630,844
Illinois Tool Works, Inc.	10,266	2,754,676
Johnson Controls International PLC	38,540	2,517,433
Masco Corp.	37,062	2,923,451
Norfolk Southern Corp.	11,614	2,960,060
Paychex, Inc.	19,696	2,418,669
Rockwell Automation, Inc.	6,774	1,973,469
Snap-on, Inc.	8,684	2,572,374
SS&C Technologies Holdings, Inc.	43,861	2,823,333
Union Pacific Corp.	9,438	2,321,087
Waste Management, Inc.	20,998	4,475,724
Watsco, Inc.	4,838	2,089,871
		48,817,834
Information Technology (8.7%):
Analog Devices, Inc.	11,306	2,236,214
Broadcom, Inc.	1,842	2,441,405
Cognizant Technology Solutions Corp., Class A	30,410	2,228,749
Juniper Networks, Inc.	83,286	3,086,579
Microchip Technology, Inc.	20,074	1,800,838
NetApp, Inc.	27,737	2,911,553
NXP Semiconductors N.V.	8,486	2,102,576
Skyworks Solutions, Inc.	16,296	1,765,183
TE Connectivity Ltd.	20,887	3,033,628
		21,606,725
Materials (10.5%):
Avery Dennison Corp.	12,312	2,748,654
Ball Corp.	34,354	2,314,085
Celanese Corp.	13,698	2,354,138
CF Industries Holdings, Inc.	18,384	1,529,733
Eastman Chemical Co.	24,395	2,444,867
FMC Corp.	26,801	1,707,224
International Paper Co.	53,238	2,077,347

Schedule of Portfolio Investments — continued

	March 31, 2024

Timothy Plan High Dividend Stock ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.5%): (continued)
LyondellBasell Industries N.V., Class A	23,074	2,360,009
Packaging Corp. of America	13,088	2,483,841
PPG Industries, Inc.	16,207	2,348,394
RPM International, Inc.	20,944	2,491,289
The Mosaic Co.	37,788	1,226,598
		26,086,179
Utilities (21.9%):
Alliant Energy Corp.	52,561	2,649,074
Ameren Corp.	34,293	2,536,310
American Electric Power Co., Inc.	34,545	2,974,325
American Water Works Co., Inc.	22,081	2,698,519
Atmos Energy Corp.	24,753	2,942,389
CenterPoint Energy, Inc.	99,198	2,826,151
CMS Energy Corp.	48,464	2,924,318
Consolidated Edison, Inc.	32,135	2,918,179
DTE Energy Co.	28,157	3,157,526
Entergy Corp.	26,715	2,823,241
Essential Utilities, Inc.	74,572	2,762,893
Evergy, Inc.	51,748	2,762,308
Eversource Energy	43,849	2,620,855
NextEra Energy, Inc.	39,364	2,515,753
NiSource, Inc.	105,623	2,921,532
Public Service Enterprise Group, Inc.	44,880	2,997,087
The Southern Co.	41,149	2,952,029
Vistra Corp.	49,036	3,415,357
WEC Energy Group, Inc.	32,549	2,672,924
		54,070,770
Total Common Stocks (Cost $216,485,516)		246,304,397

Total Investments (Cost 216,485,516) — 99.5%		246,304,397
Other assets in excess of liabilities — 0.5%		1,292,714
NET ASSETS — 100.00%		247,597,111

Percentages indicated are based on net assets as of March 31, 2024.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini	6/21/24	4	$1,045,802	$1,061,700	$15,898
					$15,898

Schedule of Portfolio Investments

March 31, 2024

Timothy Plan International ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (98.7%)
Australia (6.4%):
Communication Services (0.6%):
REA Group Ltd.	2,480	299,667
Telstra Group Ltd.	149,196	375,197
		674,864
Consumer Discretionary (0.4%):
Wesfarmers Ltd.	9,465	421,785
		421,785
Consumer Staples (0.7%):
Coles Group Ltd.	35,235	388,868
Woolworths Group Ltd.	14,302	309,069
		697,937
Energy (0.4%):
Santos Ltd.	47,689	240,788
Woodside Energy Group Ltd.	8,935	177,545
		418,333
Financials (1.9%):
ANZ Group Holdings Ltd.	17,550	336,154
Commonwealth Bank of Australia	4,470	350,455
Insurance Australia Group Ltd.	65,085	271,378
National Australia Bank Ltd.	13,974	315,365
Suncorp Group Ltd.	29,879	318,856
Westpac Banking Corp.	20,629	350,778
		1,942,986
Health Care (1.0%):
Cochlear Ltd.	1,747	384,155
CSL Ltd.	2,058	386,039
Sonic Healthcare Ltd.	11,777	225,655
		995,849
Industrials (0.6%):
Brambles Ltd.	33,866	356,329
Computershare Ltd.	13,907	236,567
		592,896
Information Technology (0.2%):
WiseTech Global Ltd.	3,979	243,548
		243,548
Materials (0.6%):
BHP Group Ltd.	7,522	216,949
Fortescue Ltd.	11,724	196,301
Rio Tinto Ltd.	2,922	231,792
		645,042
		6,633,240
Austria (0.6%):
Energy (0.2%):
OMV AG	4,319	204,340
		204,340

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Austria (0.6%): (continued)
Financials (0.2%):
Erste Group Bank AG	5,705	254,160
		254,160
Utilities (0.2%):
Verbund AG	2,295	167,723
		167,723
		626,223
Belgium (0.9%):
Financials (0.6%):
Groupe Bruxelles Lambert NV	4,089	309,021
KBC Group N.V.	3,875	290,174
		599,195
Materials (0.3%):
Solvay SA, Class A	11,547	315,131
		315,131
		914,326
Canada (10.1%):
Consumer Discretionary (0.5%):
Dollarama, Inc.	4,761	362,735
Magna International, Inc.	3,270	178,155
		540,890
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	5,518	314,971
Metro, Inc.	7,814	419,547
		734,518
Energy (2.0%):
ARC Resources Ltd.	11,776	209,975
Cameco Corp.	4,811	208,297
Canadian Natural Resources Ltd.	3,162	241,235
Cenovus Energy, Inc.	8,024	160,433
Imperial Oil Ltd.	3,341	230,471
Pembina Pipeline Corp.	10,235	361,293
Suncor Energy, Inc.	6,089	224,741
TC Energy Corp.	7,143	287,112
Tourmaline Oil Corp.	3,579	167,349
		2,090,906
Financials (2.3%):
Brookfield Asset Management Ltd., Class A	7,565	317,815
Fairfax Financial Holdings Ltd.	323	348,207
Great-West Lifeco, Inc.	15,374	491,732
Intact Financial Corp.	2,600	422,404
National Bank of Canada	4,801	404,313
Power Corp. of Canada	15,634	438,408
		2,422,879
Industrials (1.8%):
Canadian National Railway Co.	2,809	369,936
Canadian Pacific Kansas City Ltd.	3,895	343,458

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Canada (10.1%): (continued)
Industrials (1.8%): (continued)
TFI International, Inc.	1,588	253,255
Waste Connections, Inc.	2,979	512,197
WSP Global, Inc.	2,156	359,376
		1,838,222
Information Technology (0.5%):
Constellation Software, Inc.	125	341,480
Open Text Corp.	5,894	228,727
		570,207
Materials (1.2%):
Agnico Eagle Mines Ltd.	4,012	239,257
First Quantum Minerals Ltd.	5,465	58,750
Franco-Nevada Corp.	1,738	207,112
Ivanhoe Mines Ltd. (a)	18,693	223,035
Nutrien Ltd.	3,214	174,629
Teck Resources Ltd., Class B	3,341	152,940
Wheaton Precious Metals Corp.	4,820	227,050
		1,282,773
Utilities (1.1%):
Emera, Inc.	10,599	373,047
Fortis, Inc.	8,382	331,220
Hydro One Ltd.	13,508	393,950
		1,098,217
		10,578,612
Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	9,826	252,823
		252,823
Denmark (2.2%):
Consumer Discretionary (0.2%):
Pandora A/S	1,504	242,486
		242,486
Financials (0.5%):
Danske Bank A/S	8,791	262,740
Tryg A/S	15,208	312,846
		575,586
Health Care (0.6%):
Coloplast A/S, Class B	2,524	340,448
Genmab A/S (a)	824	248,418
		588,866
Industrials (0.3%):
AP Moller - Maersk A/S, Class B	83	107,991
DSV A/S	1,478	239,898
		347,889
Materials (0.4%):
Novonesis, Class B	6,505	381,307
		381,307

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Denmark (2.2%): (continued)
Utilities (0.2%):
Orsted A/S	2,880	160,153
		160,153
		2,296,287
Finland (2.0%):
Energy (0.1%):
Neste Oyj	5,276	142,850
		142,850
Financials (0.5%):
Nordea Bank Abp	18,891	210,416
Sampo Oyj, Class A	6,975	297,309
		507,725
Industrials (0.5%):
Kone Oyj, Class B	5,729	266,600
Metso Oyj	19,764	234,621
		501,221
Information Technology (0.3%):
Nokia Oyj	70,983	251,990
		251,990
Materials (0.4%):
Stora Enso Oyj, Class R	14,652	203,649
UPM-Kymmene Oyj	7,532	250,812
		454,461
Utilities (0.2%):
Fortum Oyj	19,682	242,989
		242,989
		2,101,236
France (6.7%):
Consumer Discretionary (0.6%):
Cie Generale des Etablissements Michelin SCA	8,319	318,747
Hermes International SCA	112	285,847
		604,594
Consumer Staples (0.2%):
Carrefour SA	14,373	246,129
		246,129
Energy (0.2%):
TotalEnergies SE	3,310	226,620
		226,620
Financials (1.1%):
Amundi SA	3,933	270,038
Credit Agricole SA	18,395	274,147
Edenred SE	5,945	317,181
Societe Generale SA	7,228	193,440
Worldline SA (a)	7,656	94,808
		1,149,614
Health Care (1.0%):
BioMerieux	2,830	312,141

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
France (6.7%): (continued)
Health Care (1.0%): (continued)
EssilorLuxottica SA	1,364	308,542
Ipsen SA	2,055	244,506
Sartorius Stedim Biotech	703	200,426
		1,065,615
Industrials (2.7%):
Bouygues SA	8,670	353,799
Bureau Veritas SA	12,754	389,070
Eiffage SA	3,140	356,156
Getlink SE	18,073	307,637
Legrand SA	3,116	330,141
Safran SA	1,749	396,291
Thales SA	1,715	292,388
Vinci SA	2,646	338,970
		2,764,452
Information Technology (0.2%):
Dassault Systemes SE	5,784	256,057
		256,057
Materials (0.4%):
Air Liquide SA	1,829	380,463
		380,463
Utilities (0.3%):
Veolia Environnement SA	10,368	336,974
		336,974
		7,030,518
Germany (5.6%):
Consumer Discretionary (0.3%):
Continental AG	2,686	193,835
Puma SE	2,925	132,582
		326,417
Consumer Staples (0.4%):
Beiersdorf AG	2,741	399,010
		399,010
Financials (1.4%):
Commerzbank AG	12,162	167,007
Deutsche Boerse AG	1,509	308,705
Hannover Rueck SE	1,225	335,242
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	713	347,870
Talanx AG	3,728	295,171
		1,453,995
Health Care (0.2%):
Fresenius Medical Care AG	5,217	200,624
		200,624
Industrials (1.9%):
Brenntag SE	3,665	308,685
Daimler Truck Holding AG	6,542	331,391
Deutsche Lufthansa AG (a)	28,244	221,829

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Germany (5.6%): (continued)
Industrials (1.9%): (continued)
Deutsche Post AG	5,713	245,981
Knorr-Bremse AG	3,734	282,354
MTU Aero Engines AG	1,045	265,128
Rheinmetall AG	673	378,228
		2,033,596
Information Technology (0.2%):
Infineon Technologies AG	5,074	172,492
		172,492
Materials (0.6%):
Heidelberg Materials AG	3,218	353,895
Symrise AG	2,561	306,506
		660,401
Utilities (0.6%):
E.ON SE	24,755	344,072
RWE AG	7,777	263,920
		607,992
		5,854,527
Hong Kong (2.9%):
Financials (0.4%):
AIA Group Ltd.	25,272	169,681
Hang Seng Bank Ltd.	24,093	263,657
		433,338
Industrials (0.5%):
CK Hutchison Holdings Ltd.	58,672	283,363
Techtronic Industries Co. Ltd.	14,154	191,874
		475,237
Real Estate (0.9%):
Henderson Land Development Co. Ltd.	90,893	258,974
Sino Land Co. Ltd.	226,864	235,656
Sun Hung Kai Properties Ltd.	23,571	227,226
Swire Pacific Ltd., Class A	28,661	235,830
		957,686
Utilities (1.1%):
CLP Holdings Ltd.	45,806	364,906
Hong Kong & China Gas Co. Ltd.	427,272	323,728
Power Assets Holdings Ltd.	75,507	441,849
		1,130,483
		2,996,744
Ireland (1.5%):
Consumer Staples (0.3%):
Kerry Group PLC, Class A	3,740	320,488
		320,488
Financials (0.4%):
AIB Group PLC	40,315	204,567
Bank of Ireland Group PLC	16,420	167,381
		371,948

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Ireland (1.5%): (continued)
Industrials (0.2%):
Kingspan Group PLC	2,320	211,369
		211,369
Materials (0.6%):
CRH PLC	4,727	407,735
Smurfit Kappa Group PLC	6,062	276,916
		684,651
		1,588,456
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM	25,648	240,723
Bank Leumi Le-Israel BM	28,144	234,195
		474,918
Information Technology (0.3%):
Nice Ltd. (a)	1,114	290,258
		290,258
		765,176
Italy (3.8%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA	23,349	265,215
		265,215
Consumer Discretionary (0.3%):
Moncler SpA	3,638	271,484
		271,484
Energy (0.2%):
Eni SpA	14,022	221,559
		221,559
Financials (1.6%):
Assicurazioni Generali SpA	14,602	369,523
Intesa Sanpaolo SpA	79,384	287,980
Mediobanca Banca di Credito Finanziario SpA	21,460	319,687
Nexi SpA (a)	28,254	179,026
Poste Italiane SpA	26,525	332,049
UniCredit SpA	6,137	232,858
		1,721,123
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA	4,826	266,746
		266,746
Industrials (0.3%):
Prysmian SpA	5,539	289,127
		289,127
Utilities (0.9%):
Enel SpA	47,121	311,026
Snam SpA	62,025	292,783

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Italy (3.8%): (continued)
Utilities (0.9%): (continued)
Terna - Rete Elettrica Nazionale	38,414	317,409
		921,218
		3,956,472
Japan (20.1%):
Communication Services (0.7%):
Nexon Co. Ltd.	12,200	202,312
SoftBank Corp.	39,000	500,126
		702,438
Consumer Discretionary (1.7%):
Bridgestone Corp.	8,600	380,171
Denso Corp.	17,800	339,277
Fast Retailing Co. Ltd.	1,000	308,602
Oriental Land Co. Ltd.	8,800	281,221
Panasonic Holdings Corp.	22,500	213,836
Suzuki Motor Corp.	25,600	291,078
		1,814,185
Consumer Staples (1.6%):
Aeon Co. Ltd.	16,800	397,801
Ajinomoto Co., Inc.	6,400	238,140
Kao Corp.	8,300	310,153
Seven & i Holdings Co. Ltd.	22,800	331,395
Shiseido Co. Ltd.	7,000	191,002
Unicharm Corp.	7,900	251,520
		1,720,011
Energy (0.2%):
Inpex Corp.	11,700	177,749
		177,749
Financials (2.4%):
Dai-ichi Life Holdings, Inc.	9,200	234,012
Japan Post Holdings Co. Ltd.	29,100	292,711
MS&AD Insurance Group Holdings, Inc.	22,200	390,803
ORIX Corp.	14,500	315,942
Sompo Holdings, Inc.	17,700	369,530
Sumitomo Mitsui Financial Group, Inc.	4,600	268,414
Sumitomo Mitsui Trust Holdings, Inc.	12,800	275,518
Tokio Marine Holdings, Inc.	10,800	337,143
		2,484,073
Health Care (1.8%):
Chugai Pharmaceutical Co. Ltd.	9,000	342,852
Daiichi Sankyo Co. Ltd.	6,600	209,215
Eisai Co. Ltd.	4,200	172,900
Hoya Corp.	2,100	261,321
Olympus Corp.	14,600	209,653
Shionogi & Co. Ltd.	7,700	393,394
Terumo Corp.	19,200	350,042
		1,939,377

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.1%): (continued)
Industrials (5.1%):
Central Japan Railway Co.	15,400	381,744
Daikin Industries Ltd.	1,400	190,632
East Japan Railway Co.	19,800	379,295
FANUC Corp.	9,500	264,865
Hitachi Ltd.	4,500	408,942
ITOCHU Corp.	7,000	298,943
Komatsu Ltd.	9,200	271,271
Kubota Corp.	18,000	281,428
Marubeni Corp.	14,000	241,458
Mitsubishi Corp.	14,700	338,267
Mitsubishi Electric Corp.	21,900	364,831
Mitsubishi Heavy Industries Ltd.	40,000	360,730
Nidec Corp.	4,700	193,266
Nippon Yusen KK	7,500	205,636
Secom Co. Ltd.	4,700	340,328
SMC Corp.	500	280,589
Toyota Industries Corp.	2,800	290,711
Toyota Tsusho Corp.	4,300	293,466
		5,386,402
Information Technology (4.6%):
Advantest Corp.	4,400	194,622
Canon, Inc.	13,300	395,503
Disco Corp.	800	291,702
FUJIFILM Holdings Corp.	16,500	369,331
Fujitsu Ltd.	22,000	351,381
Keyence Corp.	600	277,841
Kyocera Corp.	28,000	372,476
Lasertec Corp.	800	226,903
Murata Manufacturing Co. Ltd.	15,700	294,012
NEC Corp.	4,800	349,313
Nomura Research Institute Ltd.	9,400	264,375
NTT Data Group Corp.	19,100	302,160
OBIC Co. Ltd.	2,000	301,467
Renesas Electronics Corp. (a)	10,300	182,645
TDK Corp.	6,200	302,790
Tokyo Electron Ltd.	1,200	311,258
		4,787,779
Materials (0.8%):
Nippon Paint Holdings Co. Ltd.	30,400	217,817
Nippon Steel Corp.	9,700	232,567
Shin-Etsu Chemical Co. Ltd.	7,900	344,790
		795,174
Real Estate (1.2%):
Daiwa House Industry Co. Ltd.	13,000	385,379
Mitsubishi Estate Co. Ltd.	23,000	417,118

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Japan (20.1%): (continued)
Real Estate (1.2%): (continued)
Mitsui Fudosan Co. Ltd.	38,400	411,882
		1,214,379
		21,021,567
Korea, Republic Of (0.4%):
Financials (0.3%):
Samsung Fire & Marine Insurance Co. Ltd.	1,118	256,639
		256,639
Industrials (0.1%):
POSCO International Corp.	1,519	60,033
		60,033
Materials (0.0%):
Ecopro Co. Ltd.	95	46,438
		46,438
		363,110
Luxembourg (0.7%):
Energy (0.2%):
Tenaris SA	11,046	218,230
		218,230
Health Care (0.3%):
Eurofins Scientific SE	3,990	254,282
		254,282
Materials (0.2%):
ArcelorMittal SA	8,684	238,448
		238,448
		710,960
Netherlands (2.9%):
Consumer Discretionary (0.2%):
Prosus N.V.	5,784	181,405
		181,405
Financials (1.1%):
ABN AMRO Bank N.V.	12,711	217,325
Adyen N.V. (a)	126	213,117
ASR Nederland NV	5,112	250,295
ING Groep N.V.	14,452	237,676
NN Group N.V.	5,082	234,738
		1,153,151
Health Care (0.4%):
QIAGEN NV	8,892	380,172
		380,172
Industrials (0.6%):
Randstad N.V.	4,320	227,967
Wolters Kluwer N.V.	2,325	364,159
		592,126
Information Technology (0.4%):
ASM International N.V.	392	239,291

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Netherlands (2.9%): (continued)
Information Technology (0.4%): (continued)
BE Semiconductor Industries NV	1,560	238,786
		478,077
Materials (0.2%):
Akzo Nobel N.V.	3,615	269,768
		269,768
		3,054,699
Norway (1.3%):
Communication Services (0.3%):
Telenor ASA	22,926	255,093
		255,093
Consumer Staples (0.2%):
Mowi ASA	12,739	233,540
		233,540
Energy (0.3%):
Aker BP ASA	5,383	133,828
Equinor ASA	5,054	133,380
		267,208
Financials (0.2%):
DNB Bank ASA	12,746	252,637
		252,637
Materials (0.3%):
Norsk Hydro ASA	28,352	155,186
Yara International ASA	6,031	190,563
		345,749
		1,354,227
Portugal (0.7%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	11,748	232,922
		232,922
Energy (0.2%):
Galp Energia SGPS SA	13,203	218,118
		218,118
Utilities (0.3%):
EDP - Energias de Portugal SA	69,165	269,337
		269,337
		720,377
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC (a)(b)(c)	38,723	11,859
		11,859
Singapore (2.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	188,900	354,039
		354,039
Consumer Staples (0.3%):
Wilmar International Ltd.	132,600	336,927
		336,927

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Singapore (2.8%): (continued)
Financials (1.2%):
DBS Group Holdings Ltd.	15,100	403,032
Oversea-Chinese Banking Corp. Ltd.	44,000	439,706
United Overseas Bank Ltd.	17,900	388,658
		1,231,396
Industrials (0.8%):
Jardine Cycle & Carriage Ltd.	13,700	245,299
Keppel Ltd.	46,200	251,210
Singapore Airlines Ltd.	64,900	307,697
		804,206
Real Estate (0.2%):
CapitaLand Investment Ltd.	118,300	234,865
		234,865
		2,961,433
South Korea (3.8%):
Communication Services (0.4%):
Kakao Corp. (a)	6,041	244,135
NAVER Corp.	1,130	157,064
		401,199
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	1,238	240,500
Kia Corp.	3,368	280,229
LG Electronics, Inc.	2,257	162,304
		683,033
Financials (1.1%):
KakaoBank Corp.	8,727	182,177
KB Financial Group, Inc.	5,051	263,788
Samsung Life Insurance Co. Ltd.	4,962	352,033
Shinhan Financial Group Co. Ltd.	8,461	296,679
		1,094,677
Health Care (0.2%):
Celltrion, Inc.	1,661	226,797
		226,797
Industrials (0.8%):
Ecopro BM Co. Ltd.	428	88,233
LG Corp.	3,400	221,261
POSCO Future M Co. Ltd.	398	89,440
Samsung C&T Corp.	3,825	454,931
		853,865
Information Technology (0.4%):
Samsung Electronics Co. Ltd.	4,377	262,730
Samsung SDI Co. Ltd.	447	158,564
		421,294
Materials (0.2%):
LG Chem Ltd.	420	137,285
POSCO Holdings, Inc.	339	106,024
		243,309
		3,924,174

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Spain (2.7%):
Consumer Discretionary (0.6%):
Amadeus IT Group SA	4,351	278,978
Industria de Diseno Textil SA	7,125	358,694
		637,672
Energy (0.2%):
Repsol SA	14,111	235,021
		235,021
Financials (0.2%):
CaixaBank SA	48,888	236,941
		236,941
Industrials (1.1%):
ACS Actividades de Construccion y Servicios SA	8,268	345,867
Aena SME SA	1,588	312,533
Ferrovial SE	11,057	437,490
		1,095,890
Utilities (0.6%):
Endesa SA	13,942	258,149
Iberdrola SA	30,840	382,406
		640,555
		2,846,079
Sweden (4.0%):
Consumer Staples (0.3%):
Essity AB, Class B	11,511	273,424
		273,424
Financials (1.5%):
Industrivarden AB, Class C	9,324	320,712
Investor AB, Class B	13,489	338,621
L E Lundbergforetagen AB, Class B	5,888	318,782
Skandinaviska Enskilda Banken AB, Class A	16,796	227,495
Svenska Handelsbanken AB, Class A	20,809	210,487
Swedbank AB, Class A	10,465	207,604
		1,623,701
Industrials (1.5%):
Alfa Laval AB	5,997	235,807
Assa Abloy AB, Class B	10,254	294,253
Atlas Copco AB, Class A	13,082	221,014
Epiroc AB, Class A	10,073	189,286
Nibe Industrier AB, Class B	25,094	123,246
Sandvik AB	11,203	248,834
Volvo AB, Class B	9,246	250,639
		1,563,079
Information Technology (0.5%):
Hexagon AB, Class B	23,553	278,850
Telefonaktiebolaget LM Ericsson, Class B	44,802	241,306
		520,156

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Sweden (4.0%): (continued)
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	14,077	216,120
		216,120
		4,196,480
Switzerland (7.8%):
Communication Services (0.4%):
Swisscom AG, Registered	648	396,259
		396,259
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered	1,585	241,696
The Swatch Group AG	813	188,802
		430,498
Consumer Staples (0.7%):
Barry Callebaut AG, Registered	221	320,826
Chocoladefabriken Lindt & Spruengli AG	33	394,888
		715,714
Financials (1.3%):
Banque Cantonale Vaudoise, Registered	2,751	319,735
Julius Baer Group Ltd.	3,072	177,431
Partners Group Holding AG	163	232,831
Swiss Life Holding AG	401	281,149
Swiss Re AG	2,409	309,775
		1,320,921
Health Care (1.0%):
Alcon, Inc.	3,532	292,760
Lonza Group AG, Registered	455	272,586
Sonova Holding AG	820	237,443
Straumann Holding AG, Class R	1,359	217,030
		1,019,819
Industrials (1.7%):
ABB Ltd., Registered	8,309	386,008
Geberit AG, Registered	519	306,784
Kuehne + Nagel International AG, Class R	788	219,350
Schindler Holding AG	1,104	278,051
SGS SA, Registered	3,641	353,319
VAT Group AG	472	244,611
		1,788,123
Information Technology (0.4%):
Logitech International SA, Class R	2,570	230,180
STMicroelectronics N.V.	4,038	173,883
		404,063
Materials (1.9%):
DSM-Firmenich AG	2,481	282,078
EMS-Chemie Holding AG	369	283,185
Givaudan SA, Registered	85	378,574
Glencore PLC	31,085	170,751
Holcim AG	4,580	414,775
SIG Group AG	11,259	249,728

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Switzerland (7.8%): (continued)
Materials (1.9%): (continued)
Sika AG, Registered	852	253,795
		2,032,886
		8,108,283
United Kingdom (7.4%):
Communication Services (0.5%):
BT Group PLC	142,135	196,667
Informa PLC	31,604	331,490
		528,157
Consumer Discretionary (0.7%):
Burberry Group PLC	9,726	148,874
JD Sports Fashion PLC	102,084	173,262
Next PLC	3,081	358,930
		681,066
Consumer Staples (0.6%):
Associated British Foods PLC	11,272	355,317
Haleon PLC	72,317	303,975
		659,292
Financials (1.9%):
3i Group PLC	9,536	338,019
Admiral Group PLC	7,176	256,900
Legal & General Group PLC	87,991	282,474
Lloyds Banking Group PLC	471,097	307,700
London Stock Exchange Group PLC	3,528	422,491
Standard Chartered PLC	20,697	175,352
Wise PLC, Class A (a)	15,624	183,081
		1,966,017
Health Care (0.3%):
Smith & Nephew PLC	23,983	300,098
		300,098
Industrials (2.0%):
Ashtead Group PLC	3,542	252,087
Bunzl PLC	9,819	377,663
International Consolidated Airlines Group SA (a)	110,153	245,685
RELX PLC	9,396	405,975
Rentokil Initial PLC	45,277	269,504
Rolls-Royce Holdings PLC (a)	47,544	256,001
Spirax-Sarco Engineering PLC	2,409	305,510
		2,112,425
Information Technology (0.8%):
Halma PLC	11,945	356,936
The Sage Group PLC	29,315	468,139
		825,075
Materials (0.6%):
Anglo American PLC	6,243	153,763
Croda International PLC	3,792	234,566

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan International ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
United Kingdom (7.4%): (continued)
Materials (0.6%): (continued)
Rio Tinto PLC	3,236	204,868
		593,197
		7,665,327
United States (0.5%):
Industrials (0.3%):
RB Global, Inc.	3,588	273,312
		273,312
Utilities (0.2%):
Brookfield Renewable Corp., Class A	8,782	215,530
		215,530
		488,842
Total Common Stocks (Cost $90,381,909)		103,022,057

Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a)(c)	141	—
		—
Total Warrants (Cost $–)		—

Total Investments (Cost $90,381,909 ) — 98.7%		103,022,057
Other assets in excess of liabilities — 1.3%		1,368,734
NET ASSETS — 100.00%		$104,390,791
Percentages indicated are based on net assets as of March 31, 2024.
(a)	Non-income producing security.
(b)	The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.

Security Name	Acquisition Date	Cost
Evraz PLC	12/4/2019	$247,473

(c)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.01% of the Fund's net asset as of March 31, 2024. This security is classified as Level 3 within the fair value hierarchy.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI EAFE Index	6/21/24	6	$702,044	$707,130	$5,086
					$5,086

Schedule of Portfolio Investments

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)
Communication Services (0.4%):
Live Nation Entertainment, Inc.(a)	2,008	212,386
The Trade Desk, Inc., Class A(a)	1,263	110,412
		322,798
Consumer Discretionary (9.3%):
Aptiv PLC(a)	1,930	153,725
Aramark	6,917	224,941
BorgWarner, Inc.	4,715	163,799
Burlington Stores, Inc.(a)	1,278	296,739
CarMax, Inc.(a)	1,995	173,784
Chewy, Inc., Class A(a)	6,022	95,810
Chipotle Mexican Grill, Inc.(a)	106	308,118
Deckers Outdoor Corp.(a)	416	391,564
Domino's Pizza, Inc.	506	251,421
DR Horton, Inc.	1,930	317,581
Five Below, Inc.(a)	1,015	184,101
Floor & Decor Holdings, Inc., Class A(a)	1,745	226,187
Garmin Ltd.	2,732	406,713
Genuine Parts Co.	1,843	285,536
Lennar Corp., Class A	1,957	336,565
LKQ Corp.	5,437	290,390
Lowe's Cos., Inc.	1,173	298,798
NVR, Inc.(a)	44	356,398
O'Reilly Automotive, Inc.(a)	295	333,020
Penske Automotive Group, Inc.	1,187	192,282
Pool Corp.	527	212,644
PulteGroup, Inc.	2,589	312,285
Ross Stores, Inc.	2,313	339,456
Service Corp. International	4,792	355,614
Tesla, Inc.(a)	458	80,512
Tractor Supply Co.	1,180	308,830
		6,896,813
Consumer Staples (5.0%):
Bunge Global SA	1,670	171,208
Campbell Soup Co.	6,704	297,993
Costco Wholesale Corp.	581	425,658
Coty, Inc., Class A(a)	17,591	210,388
Darling Ingredients, Inc.(a)	3,665	170,459
Dollar General Corp.	1,307	203,970
Dollar Tree, Inc.(a)	1,513	201,456
Hormel Foods Corp.	9,422	328,734
Lamb Weston Holdings, Inc.	3,318	353,467
McCormick & Co., Inc.	3,947	303,169
Monster Beverage Corp.(a)	5,422	321,416
Sysco Corp.	4,425	359,222
US Foods Holding Corp.(a)	6,074	327,814
		3,674,954

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Energy (6.5%):
APA Corp.	3,132	107,678
Baker Hughes Co.	5,450	182,575
Cheniere Energy, Inc.	1,105	178,214
Chesapeake Energy Corp.	2,067	183,612
ConocoPhillips	1,431	182,138
Coterra Energy, Inc.	6,053	168,758
Devon Energy Corp.	3,061	153,601
Diamondback Energy, Inc.	1,056	209,268
EOG Resources, Inc.	1,297	165,808
EQT Corp.	3,320	123,072
Halliburton Co.	3,282	129,376
Hess Corp.	998	152,335
HF Sinclair Corp.	2,597	156,781
Kinder Morgan, Inc.	17,442	319,886
Marathon Oil Corp.	5,082	144,024
Marathon Petroleum Corp.	1,117	225,075
Occidental Petroleum Corp.	2,869	186,456
ONEOK, Inc.	3,174	254,460
Ovintiv, Inc.	2,381	123,574
Phillips 66	1,575	257,261
Pioneer Natural Resources Co.	751	197,137
Schlumberger N.V.	2,586	141,739
Targa Resources Corp.	2,489	278,743
Texas Pacific Land Corp.	228	131,900
The Williams Cos., Inc.	7,450	290,327
Valero Energy Corp.	1,183	201,926
		4,845,724
Financials (9.8%):
Aflac, Inc.	3,316	284,712
American Financial Group, Inc.	2,138	291,794
Arch Capital Group Ltd.(a)	2,571	237,663
Arthur J Gallagher & Co.	1,337	334,303
Brown & Brown, Inc.	4,070	356,288
Cboe Global Markets, Inc.	1,849	339,717
Cincinnati Financial Corp.	1,911	237,289
Corebridge Financial, Inc.	7,832	225,013
Equitable Holdings, Inc.	5,983	227,414
Erie Indemnity Co., Class A	581	233,312
Everest Group Ltd.	510	202,725
FactSet Research Systems, Inc.	587	266,727
First Citizens BancShares, Inc., Class A	56	91,560
Franklin Resources, Inc.	9,197	258,528
Globe Life, Inc.	2,472	287,667
Interactive Brokers Group, Inc.	2,219	247,884
Intercontinental Exchange, Inc.	2,649	364,052
Jack Henry & Associates, Inc.	1,257	218,379
LPL Financial Holdings, Inc.	658	173,844
Markel Group, Inc.(a)	177	269,302

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (9.8%): (continued)
Morningstar, Inc.	744	229,427
MSCI, Inc.	358	200,641
Nasdaq, Inc.	4,234	267,165
Principal Financial Group, Inc.	2,776	239,597
RenaissanceRe Holdings Ltd.	801	188,259
Ryan Specialty Holdings, Inc.	5,017	278,443
Tradeweb Markets, Inc., Class A	2,324	242,091
UWM Holdings Corp.	22,757	165,216
W R Berkley Corp.	3,840	339,610
		7,298,622
Health Care (12.4%):
Agilent Technologies, Inc.	1,999	290,875
Align Technology, Inc.(a)	370	121,330
Avantor, Inc.(a)	8,069	206,324
BioMarin Pharmaceutical, Inc.(a)	2,454	214,332
Bruker Corp.	2,925	274,775
Cardinal Health, Inc.	2,851	319,027
Cencora, Inc.	1,658	402,877
Centene Corp.(a)	2,732	214,407
Charles River Laboratories International, Inc.(a)	826	223,805
Danaher Corp.	1,126	281,185
DaVita, Inc.(a)	2,165	298,878
Dexcom, Inc.(a)	1,654	229,410
Edwards Lifesciences Corp.(a)	2,765	264,223
GE HealthCare Technologies, Inc.	2,867	260,639
HCA Healthcare, Inc.	1,076	358,878
Henry Schein, Inc.(a)	3,550	268,096
Humana, Inc.	369	127,940
IDEXX Laboratories, Inc.(a)	432	233,250
Incyte Corp.(a)	4,299	244,914
Insulet Corp.(a)	1,084	185,798
Intuitive Surgical, Inc.(a)	699	278,964
IQVIA Holdings, Inc.(a)	1,189	300,686
Mettler-Toledo International, Inc.(a)	197	262,264
Moderna, Inc.(a)	1,547	164,848
Neurocrine Biosciences, Inc.(a)	2,126	293,218
Penumbra, Inc.(a)	815	181,892
Regeneron Pharmaceuticals, Inc.(a)	275	264,685
Repligen Corp.(a)	836	153,757
ResMed, Inc.	1,107	219,219
Revvity, Inc.	2,009	210,945
STERIS PLC	897	201,664
Stryker Corp.	865	309,558
Teleflex, Inc.	1,108	250,596
United Therapeutics Corp.(a)	940	215,937
Veeva Systems, Inc., Class A(a)	721	167,048
Waters Corp.(a)	765	263,336

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (12.4%): (continued)
West Pharmaceutical Services, Inc.	507	200,625
Zoetis, Inc.	1,295	219,127
		9,179,332
Industrials (26.2%):
A.O. Smith Corp.	2,824	252,635
Advanced Drainage Systems, Inc.	1,107	190,670
AECOM	3,378	331,314
AGCO Corp.	1,478	181,824
Allegion PLC	2,085	280,870
AMETEK, Inc.	2,062	377,140
Axon Enterprise, Inc.(a)	652	203,998
Builders FirstSource, Inc.(a)	1,194	249,009
Carlisle Cos., Inc.	755	295,847
Carrier Global Corp.	3,662	212,872
Caterpillar, Inc.	746	273,357
CH Robinson Worldwide, Inc.	2,349	178,853
Cintas Corp.	572	392,981
Copart, Inc.(a)	5,770	334,198
CSX Corp.	8,104	300,415
Deere & Co.	495	203,316
Dover Corp.	1,666	295,198
Eaton Corp. PLC	1,009	315,494
EMCOR Group, Inc.	986	345,297
Equifax, Inc.	1,143	305,775
Expeditors International of Washington, Inc.	1,933	234,995
Fastenal Co.	4,417	340,727
Fortive Corp.	3,444	296,253
General Dynamics Corp.	1,370	387,011
Graco, Inc.	2,879	269,071
HEICO Corp.	1,377	263,007
Howmet Aerospace, Inc.	5,484	375,270
Hubbell, Inc.	654	271,443
IDEX Corp.	1,297	316,494
Illinois Tool Works, Inc.	1,099	294,895
Ingersoll Rand, Inc.	3,521	334,319
J.B. Hunt Transport Services, Inc.	1,214	241,889
Johnson Controls International PLC	4,115	268,792
Leidos Holdings, Inc.	2,130	279,222
Lennox International, Inc.	520	254,155
Lincoln Electric Holdings, Inc.	1,255	320,577
Masco Corp.	3,954	311,891
Nordson Corp.	936	256,969
Norfolk Southern Corp.	1,239	315,784
Old Dominion Freight Line, Inc.	814	178,518
Otis Worldwide Corp.	3,469	344,368
PACCAR, Inc.	2,701	334,627
Parker-Hannifin Corp.	525	291,790

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (26.2%): (continued)
Paychex, Inc.	2,105	258,494
Paycom Software, Inc.	535	106,470
Paylocity Holding Corp.(a)	810	139,207
Quanta Services, Inc.	1,332	346,054
Regal Rexnord Corp.	1,347	242,595
Republic Services, Inc.	2,290	438,398
Rockwell Automation, Inc.	721	210,049
Rollins, Inc.	7,352	340,177
Saia, Inc.(a)	335	195,975
Snap-on, Inc.	929	275,188
SS&C Technologies Holdings, Inc.	4,678	301,123
Textron, Inc.	2,767	265,438
The Toro Co.	2,206	202,136
Trane Technologies PLC	1,169	350,934
TransDigm Group, Inc.	308	379,333
TransUnion	2,926	233,495
U-Haul Holding Co.	2,929	195,306
Union Pacific Corp.	1,007	247,651
United Rentals, Inc.	343	247,341
Verisk Analytics, Inc.	1,134	267,318
Vertiv Holdings Co., Class A	2,434	198,785
Waste Management, Inc.	2,241	477,669
Watsco, Inc.	518	223,760
Westinghouse Air Brake Technologies Corp.	2,491	362,889
WW Grainger, Inc.	286	290,948
Xylem, Inc.	2,428	313,795
		19,413,658
Information Technology (14.4%):
Akamai Technologies, Inc.(a)	1,905	207,188
Amphenol Corp., Class A	3,531	407,301
Analog Devices, Inc.	1,203	237,941
ANSYS, Inc.(a)	691	239,888
AppLovin Corp., Class A(a)	1,964	135,948
Arista Networks, Inc.(a)	603	174,858
Bentley Systems, Inc., Class B	3,973	207,470
Broadcom, Inc.	194	257,130
Cadence Design Systems, Inc.(a)	775	241,242
CDW Corp.	1,013	259,105
Cognizant Technology Solutions Corp., Class A	3,245	237,826
Corpay, Inc.(a)	790	243,747
Dropbox, Inc., Class A(a)	6,863	166,771
Dynatrace, Inc.(a)	3,021	140,295
Enphase Energy, Inc.(a)	963	116,504
Entegris, Inc.	1,240	174,270
EPAM Systems, Inc.(a)	528	145,812
F5, Inc.(a)	1,637	310,359

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (14.4%): (continued)
Fair Isaac Corp.(a)	241	301,156
First Solar, Inc.(a)	649	109,551
Fortinet, Inc.(a)	2,199	150,214
Gartner, Inc.(a)	692	329,856
Jabil, Inc.	1,252	167,705
Juniper Networks, Inc.	8,891	329,500
Keysight Technologies, Inc.(a)	1,412	220,809
KLA Corp.	318	222,145
Lattice Semiconductor Corp.(a)	1,610	125,950
Manhattan Associates, Inc.(a)	1,049	262,491
Microchip Technology, Inc.	2,140	191,979
Monolithic Power Systems, Inc.	250	169,355
NetApp, Inc.	2,959	310,606
NVIDIA Corp.	242	218,662
NXP Semiconductors N.V.	903	223,736
ON Semiconductor Corp.(a)	1,527	112,311
Palo Alto Networks, Inc.(a)	544	154,567
PTC, Inc.(a)	1,883	355,774
Roper Technologies, Inc.	697	390,906
Skyworks Solutions, Inc.	1,735	187,935
Super Micro Computer, Inc.(a)	274	276,748
Synopsys, Inc.(a)	407	232,601
TD SYNNEX Corp.	2,488	281,393
TE Connectivity Ltd.	2,231	324,030
Teledyne Technologies, Inc.(a)	654	280,775
Teradyne, Inc.	1,788	201,740
Trimble, Inc.(a)	3,852	247,915
Tyler Technologies, Inc.(a)	535	227,380
Zebra Technologies Corp.(a)	628	189,304
		10,700,749
Materials (7.0%):
Albemarle Corp.	897	118,171
Avery Dennison Corp.	1,312	292,904
Ball Corp.	3,665	246,874
Celanese Corp.	1,464	251,603
CF Industries Holdings, Inc.	1,960	163,092
Crown Holdings, Inc.	2,645	209,643
Eastman Chemical Co.	2,602	260,772
FMC Corp.	2,856	181,927
Freeport-McMoRan, Inc.	4,548	213,847
International Paper Co.	5,679	221,595
LyondellBasell Industries N.V., Class A	2,465	252,120
Martin Marietta Materials, Inc.	520	319,249
Nucor Corp.	1,123	222,242
Packaging Corp. of America	1,399	265,502
PPG Industries, Inc.	1,727	250,242
Reliance, Inc.	823	275,030
RPM International, Inc.	2,236	265,972

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan US Large/Mid Cap Core Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (7.0%): (continued)
Steel Dynamics, Inc.	1,360	201,593
The Mosaic Co.	4,030	130,814
The Sherwin-Williams Co.	925	321,280
Vulcan Materials Co.	1,156	315,496
Westlake Corp.	1,515	231,492
		5,211,460
Real Estate (0.4%):
CoStar Group, Inc.(a)	2,716	262,365
		262,365
Utilities (8.3%):
Alliant Energy Corp.	5,609	282,694
Ameren Corp.	3,660	270,694
American Electric Power Co., Inc.	3,692	317,881
American Water Works Co., Inc.	2,357	288,049
Atmos Energy Corp.	2,643	314,173
CenterPoint Energy, Inc.	10,583	301,510
CMS Energy Corp.	5,175	312,259
Consolidated Edison, Inc.	3,428	311,297
Constellation Energy Corp.	1,879	347,333
DTE Energy Co.	3,005	336,981
Entergy Corp.	2,848	300,977
Essential Utilities, Inc.	7,959	294,881
Evergy, Inc.	5,526	294,978
Eversource Energy	4,677	279,544
NextEra Energy, Inc.	4,199	268,358
NiSource, Inc.	11,272	311,783
Public Service Enterprise Group, Inc.	4,788	319,743
The Southern Co.	4,388	314,795
Vistra Corp.	5,236	364,687
WEC Energy Group, Inc.	3,475	285,367
		6,117,984
Total Common Stocks (Cost $63,389,629)		73,924,459

Investment Company (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.23%(b)	131,813	131,813
Total Investment Company (Cost $131,813)		131,813
Total Investments (Cost -$63,521,442) — 99.9%		74,056,272
Other assets in excess of liabilities — 0.1%		54,366
NET ASSETS — 100.00%		74,110,638

Percentages indicated are based on net assets as of March 31, 2024.

(a)	Non-income producing security.

(b)	Rate disclosed is the 7-Day effective yield on March 31, 2024.

Futures Contracts

Long Futures

					Value and
	Expiration	Number of	Notional		Unrealized Appreciation/
Index Futures	Date	Contracts	Amount	Value	(Depreciation)
S&P 500 Index E-mini	6/21/24	1	$264,917	$265,425	$508
					$508

Schedule of Portfolio Investments

March 31, 2024

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)
Consumer Discretionary (7.4%):
Garmin Ltd.	7,531	1,121,140
Genuine Parts Co.	5,083	787,509
LKQ Corp.	14,977	799,922
Lowe's Cos., Inc.	3,229	822,523
Service Corp. International	13,204	979,869
Tractor Supply Co.	3,251	850,852
		5,361,815
Consumer Staples (6.3%):
Bunge Global SA	4,606	472,207
Campbell Soup Co.	18,455	820,325
Dollar General Corp.	3,604	562,440
Hormel Foods Corp.	25,942	905,116
McCormick & Co., Inc.	10,869	834,848
Sysco Corp.	12,189	989,503
		4,584,439
Energy (13.9%):
APA Corp.	8,628	296,631
Baker Hughes Co.	15,020	503,170
Chesapeake Energy Corp.	5,697	506,065
ConocoPhillips	3,947	502,374
Coterra Energy, Inc.	16,661	464,509
Devon Energy Corp.	8,427	422,867
Diamondback Energy, Inc.	2,906	575,882
EOG Resources, Inc.	3,566	455,878
HF Sinclair Corp.	7,154	431,887
Kinder Morgan, Inc.	48,030	880,870
Marathon Petroleum Corp.	3,074	619,411
ONEOK, Inc.	8,737	700,445
Ovintiv, Inc.	6,566	340,775
Phillips 66	4,332	707,589
Pioneer Natural Resources Co.	2,061	541,013
Targa Resources Corp.	6,859	768,139
The Williams Cos., Inc.	20,526	799,898
Valero Energy Corp.	3,260	556,449
		10,073,852
Financials (10.0%):
Aflac, Inc.	9,137	784,503
American Financial Group, Inc.	5,903	805,641
Cincinnati Financial Corp.	5,272	654,624
Corebridge Financial, Inc.	21,568	619,649
Equitable Holdings, Inc.	16,494	626,937
Erie Indemnity Co., Class A	1,597	641,307
Everest Group Ltd.	1,396	554,910
Franklin Resources, Inc.	25,327	711,942
Nasdaq, Inc.	11,656	735,494
Principal Financial Group, Inc.	7,647	660,013

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (10.0%): (continued)
UWM Holdings Corp.	62,671	454,991
		7,250,011
Health Care (1.2%):
Cardinal Health, Inc.	7,861	879,646
		879,646
Industrials (19.7%):
A.O. Smith Corp.	7,774	695,462
Allegion PLC	5,756	775,391
Caterpillar, Inc.	2,044	748,983
CH Robinson Worldwide, Inc.	6,465	492,245
Eaton Corp. PLC	2,783	870,188
Fastenal Co.	12,162	938,177
General Dynamics Corp.	3,778	1,067,247
Illinois Tool Works, Inc.	3,018	809,820
Johnson Controls International PLC	11,328	739,945
Masco Corp.	10,892	859,161
Norfolk Southern Corp.	3,414	870,126
Paychex, Inc.	5,789	710,889
Rockwell Automation, Inc.	1,991	580,038
Snap-on, Inc.	2,553	756,250
SS&C Technologies Holdings, Inc.	12,895	830,051
Union Pacific Corp.	2,774	682,210
Waste Management, Inc.	6,172	1,315,562
Watsco, Inc.	1,422	614,261
		14,356,006
Information Technology (8.7%):
Analog Devices, Inc.	3,322	657,058
Broadcom, Inc.	541	717,047
Cognizant Technology Solutions Corp., Class A	8,942	655,359
Juniper Networks, Inc.	24,481	907,266
Microchip Technology, Inc.	5,900	529,289
NetApp, Inc.	8,153	855,821
NXP Semiconductors N.V.	2,494	617,938
Skyworks Solutions, Inc.	4,790	518,853
TE Connectivity Ltd.	6,139	891,628
		6,350,259
Materials (10.5%):
Avery Dennison Corp.	3,619	807,942
Ball Corp.	10,098	680,201
Celanese Corp.	4,026	691,908
CF Industries Holdings, Inc.	5,404	449,667
Eastman Chemical Co.	7,165	718,076
FMC Corp.	7,873	501,510
International Paper Co.	15,648	610,585
LyondellBasell Industries N.V., Class A	6,782	693,663
Packaging Corp. of America	3,847	730,084

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan High Dividend Stock Enhanced ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (10.5%): (continued)
PPG Industries, Inc.	4,764	690,304
RPM International, Inc.	6,156	732,256
The Mosaic Co.	11,107	360,533
		7,666,729
Utilities (21.9%):
Alliant Energy Corp.	15,449	778,630
Ameren Corp.	10,080	745,517
American Electric Power Co., Inc.	10,154	874,259
American Water Works Co., Inc.	6,490	793,143
Atmos Energy Corp.	7,276	864,898
CenterPoint Energy, Inc.	29,158	830,711
CMS Energy Corp.	14,245	859,543
Consolidated Edison, Inc.	9,445	857,701
DTE Energy Co.	8,274	927,846
Entergy Corp.	7,852	829,799
Essential Utilities, Inc.	21,922	812,210
Evergy, Inc.	15,210	811,910
Eversource Energy	12,888	770,316
NextEra Energy, Inc.	11,570	739,439
NiSource, Inc.	31,046	858,732
Public Service Enterprise Group, Inc.	13,192	880,962
The Southern Co.	12,095	867,695
Vistra Corp.	14,413	1,003,866
WEC Energy Group, Inc.	9,567	785,642
		15,892,819
Total Common Stocks (Cost $64,413,756)		72,415,576

Investment Company (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.23%(a)	170,323	170,323
Total Investment Company (Cost $170,323)		170,323
Total Investments (Cost -$64,584,079) — 99.8%		72,585,899
Other assets in excess of liabilities — 0.2%		146,178
NET ASSETS — 100.00%		72,732,077

Percentages indicated are based on net assets as of March 31, 2024.

(a)	Rate disclosed is the 7-Day effective yield on March 31, 2024.

Futures Contracts

Long Futures

					Value and
	Expiration	Number of	Notional		Unrealized Appreciation/
Index Futures	Date	Contracts	Amount	Value	(Depreciation)
S&P 500 Index E-mini	6/21/24	1	$261,929	$265,425	$3,496
					$3,496

Schedule of Portfolio Investments

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (90.1%)
Communication Services (3.7%):
BT Group PLC	102,692	142,092
Cogent Communications Holdings, Inc.	2,889	188,738
John Wiley & Sons, Inc., Class A	3,068	116,983
LG Uplus Corp.	30,724	229,386
SK Telecom Co. Ltd.	5,545	219,559
Spark New Zealand Ltd.	5,274	15,008
Tele2 AB, Class B Shares	21,453	176,207
Telefonica Deutschland Holding AG	39,367	100,006
Telenor ASA	21,409	238,213
Telia Co. AB	17,621	45,165
		1,471,357
Consumer Discretionary (8.3%):
Barratt Developments PLC	30,301	181,853
Camping World Holdings, Inc., Class A	2,767	77,061
Carter's, Inc.	2,028	171,731
Cracker Barrel Old Country Store, Inc.	1,897	137,969
Ethan Allen Interiors, Inc.	4,351	150,414
Garmin Ltd.	570	84,856
Guess?, Inc.	5,064	159,364
H&R Block, Inc.	2,030	99,693
Hanon Systems	6,962	30,929
Haverty Furniture Cos., Inc.	1,201	40,978
Kontoor Brands, Inc.	2,872	173,038
LCI Industries	1,388	170,807
Leggett & Platt, Inc.	2,926	56,033
MDC Holdings, Inc.	2,986	187,849
Monro, Inc.	3,998	126,097
Movado Group, Inc.	4,295	119,959
Newell Brands, Inc.	3,330	26,740
Persimmon PLC	4,809	79,861
Porsche Automobil Holding SE, Preference	742	39,316
Smith & Wesson Brands, Inc.	5,138	89,196
Stellantis N.V.	10,445	296,830
Strategic Education, Inc.	1,871	194,809
Taylor Wimpey PLC	109,363	189,135
The Aaron's Co., Inc.	6,608	49,560
The Cheesecake Factory, Inc.	180	6,507
Upbound Group, Inc.	3,943	138,833
Vail Resorts, Inc.	813	181,161
Wolverine World Wide, Inc.	5,839	65,455
		3,326,034
Consumer Staples (4.2%):
B&G Foods, Inc.	8,826	100,970
Campbell Soup Co.	4,447	197,669

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Energizer Holdings, Inc.	5,760	169,575
Flowers Foods, Inc.	9,069	215,389
Fresh Del Monte Produce, Inc.	1,700	44,047
Hormel Foods Corp.	2,238	78,084
Ingredion, Inc.	1,345	157,163
J Sainsbury PLC	37,588	128,256
Kesko Oyj, Class B	2,247	41,969
Nu Skin Enterprises, Inc., Class A	3,704	51,226
Reynolds Consumer Products, Inc.	8,372	239,104
SpartanNash Co.	4,124	83,346
The J.M. Smucker Co.	1,282	161,365
		1,668,163
Energy (13.2%):
Aker BP ASA	5,156	128,185
Ampol Ltd.	8,978	232,738
Antero Midstream Corp.	12,776	179,631
Archrock, Inc.	11,251	221,307
Ardmore Shipping Corp.	5,931	97,387
Berry Corp.	14,588	117,433
Chesapeake Energy Corp.	464	41,217
Chord Energy Corp.	300	53,472
Civitas Resources, Inc.	689	52,302
Coterra Energy, Inc.	4,702	131,092
Crescent Energy Co., Class A	10,038	119,452
CVR Energy, Inc.	2,902	103,485
DHT Holdings, Inc.	9,445	108,618
DT Midstream, Inc.	2,883	176,151
Eni SpA	9,240	146,000
Equitrans Midstream Corp.	4,437	55,418
Evolution Petroleum Corp.	7,996	49,095
FLEX LNG Ltd.	5,377	136,737
Golar LNG Ltd.	2,926	70,400
Granite Ridge Resources, Inc.	7,978	51,857
HD Hyundai Co. Ltd.	2,305	117,981
HF Sinclair Corp.	1,614	97,437
Keyera Corp.	9,812	252,762
Kinder Morgan, Inc.	7,401	135,734
Kinetik Holdings, Inc.	4,719	188,147
Nordic American Tankers Ltd.	24,113	94,523
Northern Oil & Gas, Inc.	3,056	121,262
OMV AG	2,720	128,688
ONEOK, Inc.	1,689	135,407
Ovintiv, Inc.	1,669	86,621
Patterson-UTI Energy, Inc.	1,700	20,298
Pembina Pipeline Corp.	7,152	252,464
Phillips 66	878	143,413
Pioneer Natural Resources Co.	459	120,488
SFL Corp. Ltd.	17,895	235,856
Suncor Energy, Inc.	896	33,071
TC Energy Corp.	4,297	172,718
The Williams Cos., Inc.	5,556	216,517

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
VAALCO Energy, Inc.	22,117	154,155
Valero Energy Corp.	793	135,357
Vitesse Energy, Inc.	3,000	71,190
Woodside Energy Group Ltd.	6,524	129,637
		5,315,703
Financials (24.6%):
ABN AMRO Bank N.V.	7,230	123,614
Ageas SA	3,426	158,617
A-Mark Precious Metals, Inc.	3,294	101,093
ANZ Group Holdings Ltd.	13,912	266,472
Artisan Partners Asset Management, Inc., Class A	5,070	232,054
Assicurazioni Generali SpA	7,349	185,976
Axis Capital Holdings Ltd.	2,007	130,495
Bank of Hawaii Corp.	1,687	105,252
Bank OZK	2,668	121,287
BankUnited, Inc.	3,331	93,268
Blue Owl Capital, Inc.	7,652	144,317
Brookline Bancorp, Inc.	12,306	122,568
Capitol Federal Financial, Inc.	23,670	141,073
CNA Financial Corp.	3,480	158,062
Columbia Banking System, Inc.	4,131	79,935
Credit Agricole SA	5,304	79,047
First American Financial Corp.	2,080	126,984
First BanCorp	4,785	83,929
First Busey Corp.	2,492	59,933
First Financial Bancorp	4,996	112,010
First Hawaiian, Inc.	5,524	121,307
First Interstate BancSystem, Inc., Class A	5,082	138,281
FNB Corp.	12,934	182,369
Franklin Resources, Inc.	5,709	160,480
Glacier Bancorp, Inc.	4,260	171,593
Great-West Lifeco, Inc.	4,802	153,590
Hana Financial Group, Inc.	1,756	76,836
Hanmi Financial Corp.	7,425	118,206
Hope Bancorp, Inc.	13,341	153,555
Industrial Bank of Korea(a)	6,261	64,884
ING Groep N.V.	3,414	56,146
Intesa Sanpaolo SpA	64,600	234,348
Invesco Ltd.	8,947	148,431
Janus Henderson Group PLC	5,919	194,676
Jefferies Financial Group, Inc.	2,881	127,052
KBC Group N.V.	2,107	157,780
Lazard, Inc.	4,308	180,376
Legal & General Group PLC	59,056	189,585
Mediobanca Banca di Credito Finanziario SpA	16,891	251,623
MGIC Investment Corp.	1,654	36,983
NH Investment & Securities Co. Ltd.	2,244	19,654
NN Group N.V.	3,949	182,404
Nordea Bank Abp	19,260	214,526

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Northwest Bancshares, Inc.	15,976	186,120
OceanFirst Financial Corp.	6,625	108,716
Old Republic International Corp.	6,407	196,823
OneMain Holdings, Inc.	2,869	146,577
Pacific Premier Bancorp, Inc.	5,183	124,392
Patria Investments Ltd., Class A	2,473	36,699
Popular, Inc.	1,484	130,726
Poste Italiane SpA	13,545	169,561
Power Corp. of Canada	6,827	191,442
Principal Financial Group, Inc.	1,065	91,920
Prosperity Bancshares, Inc.	2,478	163,003
Radian Group, Inc.	1,729	57,870
Safety Insurance Group, Inc.	2,307	189,612
Sandy Spring Bancorp, Inc.	5,172	119,887
Shinhan Financial Group Co. Ltd.	1,641	57,540
Societe Generale SA	4,508	120,646
Southside Bancshares, Inc.	4,772	139,486
Stewart Information Services Corp.	114	7,417
Swiss Re AG	1,727	222,076
Synovus Financial Corp.	3,771	151,066
TFS Financial Corp.	13,713	172,235
The Bank of NT Butterfield & Son Ltd.	5,147	164,653
The Western Union Co.	9,887	138,220
UWM Holdings Corp.	11,977	86,953
Valley National Bancorp	12,312	98,004
Virtu Financial, Inc., Class A	6,947	142,552
WesBanco, Inc.	4,531	135,069
Western Alliance Bancorp	603	38,707
Westpac Banking Corp.	14,848	252,478
Woori Financial Group, Inc.	7,419	80,413
		9,881,534
Health Care (0.6%):
Baxter International, Inc.	3,520	150,445
Embecta Corp.	3,712	49,258
Patterson Cos., Inc.	1,871	51,733
		251,436
Industrials (7.8%):
ACCO Brands Corp.	10,734	60,218
ACS Actividades de Construccion y Servicios SA	7,660	320,434
Adecco Group AG	4,149	164,083
Aurizon Holdings Ltd.	37,488	97,694
Bouygues SA	6,323	258,024
Costamare, Inc.	14,740	167,299
Deluxe Corp.	6,912	142,318
Deutsche Post AG	669	28,805
Eagle Bulk Shipping, Inc.	960	59,971
Ennis, Inc.	3,517	72,134
Genco Shipping & Trading Ltd.	9,583	194,822
Golden Ocean Group Ltd.	13,773	178,498

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
GS Holdings Corp.	4,809	173,268
HNI Corp.	4,473	201,866
Kaman Corp.	294	13,486
Kennametal, Inc.	180	4,489
ManpowerGroup, Inc.	2,034	157,920
MDU Resources Group, Inc.	670	16,884
MillerKnoll, Inc.	3,626	89,780
Mitsui OSK Lines Ltd.	2,400	73,129
MSC Industrial Direct Co., Inc.	2,120	205,725
Paychex, Inc.	352	43,226
Randstad N.V.	40	2,111
Ryder System, Inc.	581	69,830
Trinity Industries, Inc.	5,310	147,883
TTEC Holdings, Inc.	3,872	40,153
Watsco, Inc.	359	155,077
		3,139,127
Information Technology (0.3%):
NetApp, Inc.	1,092	114,627
		114,627
Materials (8.8%):
Amcor PLC	14,206	135,099
Anglo American PLC	1,910	47,043
Ardagh Metal Packaging SA	18,366	62,996
BASF SE	3,513	200,577
BHP Group Ltd.	5,906	170,340
CRH PLC	2,731	235,576
Eastman Chemical Co.	2,019	202,344
Element Solutions, Inc.	8,997	224,745
Evonik Industries AG	10,519	207,931
Fortescue Ltd.	8,603	144,045
Huntsman Corp.	4,871	126,792
ICL Group Ltd.	14,335	75,856
International Paper Co.	4,355	169,932
Johnson Matthey PLC	103	2,325
LyondellBasell Industries N.V., Class A	1,795	183,593
Newmont Corp.	2,038	73,042
Norsk Hydro ASA	16,832	92,131
Packaging Corp. of America	990	187,882
Rio Tinto PLC	2,097	132,759
Sonoco Products Co.	3,322	192,145
Southern Copper Corp.	1,066	113,550
SunCoke Energy, Inc.	16,194	182,507
The Chemours Co.	2,136	56,091
The Scotts Miracle-Gro Co.	1,224	91,298
Wacker Chemie AG	743	83,794
Westrock Co.	2,365	116,949
		3,511,342
Utilities (18.6%):
Algonquin Power & Utilities Corp.	27,937	176,566
ALLETE, Inc.	3,639	217,030

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
Alliant Energy Corp.	2,890	145,656
American Electric Power Co., Inc.	1,266	109,003
APA Group	10,746	58,879
Avangrid, Inc.	2,142	78,054
Avista Corp.	6,951	243,424
Black Hills Corp.	4,543	248,048
Canadian Utilities Ltd., Class A	1,861	42,389
Clearway Energy, Inc., Class C	2,648	61,036
CMS Energy Corp.	2,977	179,632
Consolidated Edison, Inc.	2,321	210,770
DTE Energy Co.	1,919	215,197
Emera, Inc.	6,230	219,274
Enagas SA	13,775	204,536
Endesa SA	9,489	175,698
Enel SpA	34,535	227,951
Engie SA	14,082	235,601
Entergy Corp.	1,264	133,579
Evergy, Inc.	2,613	139,482
Eversource Energy	1,171	69,991
Fortum Oyj	9,045	111,667
IDACORP, Inc.	1,421	131,997
National Fuel Gas Co.	2,291	123,072
Naturgy Energy Group SA	588	12,749
New Jersey Resources Corp.	800	34,328
NextEra Energy, Inc.	1,760	112,482
NiSource, Inc.	6,338	175,309
Northwest Natural Holding Co.	5,570	207,315
Northwestern Energy Group, Inc.	4,743	241,561
NRG Energy, Inc.	1,108	75,000
OGE Energy Corp.	3,083	105,747
ONE Gas, Inc.	2,648	170,875
Origin Energy Ltd.	8,626	51,702
Pinnacle West Capital Corp.	2,278	170,235
PNM Resources, Inc.	6,362	239,466
Portland General Electric Co.	5,582	234,444
Public Service Enterprise Group, Inc.	2,493	166,482
Redeia Corp. SA	14,182	241,787
Snam SpA	43,011	203,029
Southwest Gas Holdings, Inc.	2,238	170,379
Spire, Inc.	3,688	226,333
SSE PLC	10,942	227,826
The Southern Co.	2,645	189,752
UGI Corp.	3,455	84,786
United Utilities Group PLC	6,123	79,506
Unitil Corp.	916	47,953
Vistra Corp.	535	37,263

Schedule of Portfolio Investments — continued

March 31, 2024

Timothy Plan Market Neutral ETF	(Unaudited)
SECURITY DESCRIPTION	SHARES	VALUE ($)
WEC Energy Group, Inc.	2,322	190,683
		7,455,524
Total Common Stocks (Cost $33,708,306)		36,134,847
Total Investments (Cost -$33,708,306) — 90.1%		36,134,847
Other assets in excess of liabilities — 9.9%		3,987,497
NET ASSETS — 100.00%		40,122,344

Percentages indicated are based on net assets as of March 31, 2024.

(a)	Non-income producing security.

Futures Contracts

Short Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index	6/21/24	96	$(10,122,126)	$(10,300,320)	$(178,194)
Mini MSCI EAFE Index	6/21/24	93	(10,841,235)	(10,960,515)	(119,280)
S&P 500 Index E-mini	6/21/24	200	(51,918,793)	(53,085,000)	(1,166,207)
					$(1,463,681)

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E Mini Future Index	6/21/24	98	35,854,859	36,211,001	356,142
					$356,142

Total Net Futures Contracts					$(1,107,539)